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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Steven J. Fredricks
Chief Legal Officer & Chief Compliance Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Certified Financial Statement

Semi-annual Report
June 30, 2021

ULTRA SERIES FUND

Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
Core Bond Fund
High Income Fund
Diversified Income Fund
Large Cap Value Fund
Large Cap Growth Fund
Mid Cap Fund
International Stock Fund
Madison Target Retirement 2020 Fund
Madison Target Retirement 2030 Fund
Madison Target Retirement 2040 Fund
Madison Target Retirement 2050 Fund

Ultra Series Fund|June 30, 2021

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution. For more complete information about Ultra Series Fund, including charges and expenses, request a prospectus from your financial advisor or from CMFG Life Insurance Company, 2000 Heritage Way, Waverly, IA 50677. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company. For more current Ultra Series Fund performance information, please call 1-800-SEC-0330. Current performance may be lower or higher than the performance data quoted within. Performance data shown represents past performance, past performance does not guarantee future results. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

Ultra Series Fund|June 30, 2021

Economic Overview
Supported by unprecedented levels of fiscal stimulus, ongoing global central bank accommodation, and quickly recovering corporate profits, risk assets surprised even the most bullish expectations over the first half of 2021. For the six-months ended June 30, 2021, U.S. equities (Russell 3000) rose 15.1% while foreign equities (MSCI ACWI-ex U.S.) climbed 9.2%. U.S. bonds (Barclays U.S. Aggregate) dropped -1.6% as interest rates rose over the period. The largest U.S. companies as represented by the S&P 500 rose 15.3%.
Over the first three months of the year, equity markets were propelled higher by the cyclical/reopening driven inertia generated from the late 2020 vaccine news and massive stimulus announcements. Value leaning sectors like energy, materials, and financials, as well as higher beta and smaller cap stocks vastly outperformed their growth and large cap counterparts. Interest rates and inflation expectations rose as investors priced in an explosive scenario for economic growth.
However, by mid-March the environment changed as value and small cap stocks began to underperform growth and large caps. The reversion was pronounced. After leading large caps (S&P 500 Index) 19.3% to 5.3% through March 12th, small caps (Russell 2000 Index) then experienced a decline of -1.5% vs. the large caps 9.4% advance to June 30th. The reversal in value (Russell 3000 Value Index) vs. growth (Russell 3000 Growth Index) was equally striking as value returned 9.6% vs. -4.1% for growth through March 8th, only to underperform growth 7.3% to 17.6% by the end of June.
Reversals in fortune weren’t just limited to stocks. The US bond market experienced one of the worst starts to a year in history. From December 31, 2020 to March 31, 2021, the interest rate on the US 10-Year Treasury Note rose from 0.9% to 1.75%, resulting in a -3.4% return on the benchmark Bloomberg Barclays US Aggregate Bond Index. However, that marked a near-term peak in rates and the index regained 1.8% over the next three months as the 10-Year rate settled back in at 1.4%.
Inflation dominated the headlines throughout the period. The increases in interest rates and the vast outperformance of reflation beneficiaries in the stock market indicated that investors were preparing for a big uptick in the Consumer Price Index (CPI). The upturn arrived in mid-May with a reported 4.2% year-over-year rise in headline CPI, followed by a 5.0% y/y jump in June. Big gains were to be expected given the very low CPI readings during the economic shutdowns and quarantines in the spring of 2020. However, the readings were clearly above and beyond expectations, driven by supply chain shortages/bottlenecks, car prices, air fare and hotel room rates. Interestingly, market inflation expectations peaked on the day of the May announcement and moved lower the rest of the period despite the continued upside surprises in realized CPI.
The evolution of inflation over the remainder of the year will be critical. The market message over the back half of the period, with declining interest rates and growth/large cap outperformance, seems to align with the Federal Reserves belief that inflation will only be “transitory”, and that the Fed will be able to be slow in removing their immense accommodation. The message also appears to align with concerns over peak US GDP growth as stimulus measures end and consumer spending normalizes. Should the “transitory” inflation narrative prove false, interest rates and volatility would likely rise quickly. Value stocks and commodities would also likely outperform.
The first half of 2021 was a pleasant surprise for risky assets. Many of the positive tailwinds appear to be fading, as economic growth and earnings expectations are likely heading lower from today’s lofty levels. The US economy remains in a good place, however we think the rewards of unbridled risk-taking have likely peaked and that investors will be rewarded by being more discerning over the remainder of the year.

Ultra Series Fund|June 30, 2021

Review of Period (unaudited)
ALLOCATION FUNDS SUMMARY
The Ultra Series Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (the “Funds”) invest primarily in shares of registered investment companies (the “Underlying Funds”). The Funds will be diversified among a number of asset classes and their allocation among Underlying Funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Funds’ investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation, including:
•    Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the Funds’ aim to achieve a favorable overall risk profile for any targeted portfolio return.
•    Scenario analysis– historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the Funds under different economic and market conditions.
•    Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection. In addition, Madison has a flexible mandate which permits the Funds, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.
CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS
Under normal circumstances, the Ultra Series Conservative Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying Funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including the Madison Funds (the “Affiliated Underlying Funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.
PERFORMANCE DISCUSSION

The Ultra Series Conservative Allocation Fund (Class I) returned 2.10% over the 6-month period, underperforming the Conservative Allocation Fund Custom Index return of 3.44%. The Fund also underperformed the Morningstar U.S. Allocation 30-50% Equity Category peer group, which returned 5.34%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/21
Alternative Funds	2.4%
Bond Funds	61.0%
Foreign Stock Funds	11.0%
Short-Term Investments	5.5%
Stock Funds	21.7%
Net Other Assets and Liabilities	(1.6)%
MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS
Under normal circumstances, the Ultra Series Moderate Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.
PERFORMANCE DISCUSSION
The Ultra Series Moderate Allocation Fund (Class I) returned 4.82% over the 6-month period, underperforming the Moderate Allocation Fund Custom Index return of 7.16%. The Fund also underperformed the Morningstar U.S Allocation 50-70% Equity Category peer group, which returned 8.10%.

Ultra Series Fund|Review of Period (unaudited) - continued|June 30, 2021

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/21
Alternative Funds	3.9%
Bond Funds	37.3%
Foreign Stock Funds	20.4%
Short-Term Investments	4.7%
Stock Funds	36.3%
Net Other Assets and Liabilities	(2.6)%
AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS
Under normal circumstances, the Ultra Series Aggressive Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including ETFs, with target allocations over time of approximately 80% equity investments and 20% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.
PERFORMANCE DISCUSSION
The Ultra Series Aggressive Allocation Fund (Class I) returned 7.03% over the 6-month period, underperforming the Aggressive Allocation Fund Custom Index return of 10.21%. The Fund also underperformed the Morningstar U.S. Allocation 70-85% Equity Category peer group, which returned 10.59%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/21
Alternative Funds	5.2%
Bond Funds	17.1%
Foreign Stock Funds	30.2%
Short-Term Investments	7.6%
Stock Funds	45.5%
Net Other Assets and Liabilities	(5.6)%
CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS
Under normal circumstances, the Ultra Series Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The Fund also strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The Fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.
PERFORMANCE DESCRIPTION
The Ultra Series Core Bond Fund (Class I) returned -1.40% over the 6-month period, slightly outperforming the Fund’s benchmark, the Barclays U.S. Aggregate Bond Index, which returned -1.60%. The Morningstar Intermediate Core Bond peer group returned -1.27% for the period.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/21
Asset Backed Securities	3.9%
Collateralized Mortgage Obligations	4.7%
Commercial Mortgage-Backed Securities	1.8%
Corporate Notes and Bonds	44.5%
Long Term Municipal Bonds	2.0%
Mortgage Backed Securities	19.3%
Short-Term Investments	4.6%
U.S. Government and Agency Obligations	19.1%
Net Other Assets and Liabilities	0.1%
HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Ultra Series High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the Fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.
PERFORMANCE DISCUSSION
The Ultra Series High Income Fund (Class I) returned 3.49% during the period, underperforming the ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index’s 3.70% return. The Fund also slightly underperformed its Morningstar High Yield Bond Category peer group, which returned 3.59%.

Ultra Series Fund|Review of Period (unaudited) - continued|June 30, 2021

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/21
Communication Services	13.1%
Consumer Discretionary	20.9%
Consumer Staples	8.5%
Energy	5.3%
Exchange Traded Funds	3.1%
Financials	19.1%
Health Care	5.2%
Industrials	14.0%
Information Technology	4.1%
Materials	2.1%
Short-Term Investments	5.7%
Utilities	1.4%
Net Other Assets and Liabilities	(2.5)%
DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Ultra Series Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds; however, under normal market conditions, the Fund’s portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. Nevertheless, bonds (including investment grade, high yield and mortgage- or asset-backed) may constitute up to 80% of the Fund’s assets, stocks (including common stocks, preferred stocks and convertible bonds) may constitute up to 70% of the Fund’s assets, real estate securities may constitute up to 25% of the Fund’s assets, foreign (including American Depositary Receipts (“ADRs”) and emerging market) stocks and bonds may constitute up to 25% of the Fund’s assets, and money market instruments may constitute up to 25% of the Fund’s assets.Although the Fund is permitted to invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the Fund intends to limit the investment in lower credit quality bonds to less than 50% of the Fund’s assets. The balance between the two strategies of the Fund (fixed income and equity investing) is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

PERFORMANCE DISCUSSIONS
For the six-month period, the Ultra Series Diversified Income Fund (Class I) returned 8.22% outperforming its custom blended benchmark (50% S&P 500® Index and 50% Bank of America Merrill Lynch U.S. Corporate Government and Mortgage Index) return of 6.53%. The Fund’s Morningstar peer group, the U.S. Allocation 50-70% Equity, returned 8.10% over the same period.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/21
Asset Backed Securities	1.1%
Collateralized Mortgage Obligations	1.5%
Commercial Mortgage-Backed Securities	0.4%
Common Stocks	68.6%
Corporate Notes and Bonds	12.0%
Long Term Municipal Bonds	0.6%
Mortgage Backed Securities	5.2%
Short-Term Investments	3.0%
U.S. Government and Agency Obligations	7.5%
Net Other Assets and Liabilities	0.1%
LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Ultra Series Large Cap Value Fund will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. The Fund follows a “value” approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the Fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The Fund will diversify its holdings among various industries and among companies within those industries.
PERFORMANCE DISCUSSIONS
For the past six months, the Ultra Series Large Cap Value Fund (Class I) returned 12.57%, trailing the Russell 1000® Value Index return of 17.05%. The Fund underperformed its Morningstar peer group, the Morningstar Large Value Category, which returned 17.47% for the period.

Ultra Series Fund|Review of Period (unaudited) - continued|June 30, 2021

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/21
Communication Services	7.1%
Consumer Discretionary	7.2%
Consumer Staples	9.8%
Energy	4.1%
Financials	18.8%
Health Care	13.7%
Industrials	12.1%
Information Technology	13.4%
Materials	8.1%
Real Estate	2.0%
Short-Term Investments	1.9%
Utilities	1.8%
LARGE CAP GROWTH FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Ultra Series Large Cap Growth Fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. The Fund invests in well-established companies with competitive advantages that have demonstrated patterns of consistent growth. To a lesser extent, the Fund may invest in the stocks of less established companies that may offer more rapid growth potential. The Fund invests when a stock trades at a good price in relation to underlying value and the Fund looks to sell or trim a stock when the portfolio manager deems a stock to be overpriced compared to underlying value.
PERFORMANCE DISCUSSION
The Ultra Series Large Cap Growth Fund (Class I) returned 11.92% for semi-annual period, lagging the Russell 1000® Large Cap Growth Index return of 12.99%. The Fund also lagged its peer group, the Morningstar Large Growth Category, which returned 13.29% for the same period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/21
Communication Services	13.2%
Consumer Discretionary	10.6%
Financials	21.8%
Health Care	13.6%
Industrials	9.9%
Information Technology	20.2%
Materials	5.4%
Real Estate	2.5%
Short-Term Investments	2.9%
Net Other Assets and Liabilities	(0.1)%
MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Ultra Series Mid Cap Fund generally invests in common stocks of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in mid cap securities. The Fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The Fund’s portfolio managers believe in selecting stocks for the Fund that show steady, sustainable growth and reasonable valuations. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment.
PERFORMANCE DISCUSSION
The Ultra Series Mid Cap Fund (Class I) returned 12.58% for the semi-annual period, underperforming its benchmark Russell Midcap® Index’s 16.25% return. The Fund lagged its peer group, the Morningstar Mid-Cap Blend category, which returned 17.46%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/21
Communication Services	6.4%
Consumer Discretionary	11.7%
Consumer Staples	1.1%
Financials	28.7%
Health Care	4.3%
Industrials	22.2%
Information Technology	19.0%
Short-Term Investments	6.7%
Net Other Assets and Liabilities	(0.1)%

Ultra Series Fund|Review of Period (unaudited) - continued|June 30, 2021
INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Ultra Series International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the Fund’s assets are invested in relatively large cap stocks of companies located or operating in developed countries. The Fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the Fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The Fund may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.
PERFORMANCE DISCUSSION
The Ultra Series International Stock Fund (Class I) returned 1.70% for the past six months lagging the MSCI ACWI ex-USA (net) Index return of 9.16%. The Fund underperformed its peer group, the Morningstar Foreign Large Blend Category, which returned 9.25%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/21
Communication Services	5.6%
Consumer Discretionary	13.8%
Consumer Staples	11.9%
Energy	2.9%
Financials	19.4%
Health Care	8.2%
Industrials	12.2%
Information Technology	16.8%
Materials	7.9%
Short-Term Investments	2.8%
Net Other Assets and Liabilities	(1.5)%

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/21
Japan	13.5%
United Kingdom	10.1%
France	9.0%
China	8.9%
Germany	7.4%
India	6.3%
Switzerland	6.3%
Canada	4.6%
Netherlands	4.4%
Australia	4.3%
Mexico	4.2%
Brazil	3.1%
United States	2.8%
Ireland	2.4%
Denmark	2.2%
Sweden	2.0%
Taiwan	1.8%
Hong Kong	1.5%
Singapore	1.4%
Spain	1.4%
Israel	1.3%
Italy	1.3%
South Korea	1.2%
Guernsey	0.1%
Other Net Assets and Liabilities	(1.5)%

MADISON TARGET RETIREMENT 2020 FUND
INVESTMENT STRATEGY HIGHLIGHTS
The Ultra Series Madison Target Retirement 2020 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2020. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

Ultra Series Fund|Review of Period (unaudited) - continued|June 30, 2021
PERFORMANCE DISCUSSION
The Ultra Series Madison Target Retirement 2020 Fund (Class I) returned 0.51% in the 6-month period, underperforming the S&P Target Date® To 2020 Index which returned 4.18%, and the Morningstar Target Date 2020 Category peer group which returned 5.03%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/21
Alternative Funds	2.0%
Bond Funds	73.2%
Foreign Stock Funds	4.0%
Stock Funds	16.0%
Net Other Assets and Liabilities	4.8%

MADISON TARGET RETIREMENT 2030 FUND
INVESTMENT STRATEGY HIGHLIGHTS
The Ultra Series Madison Target Retirement 2030 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2030. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.
PERFORMANCE DISCUSSION
The Ultra Series Madison Target Retirement 2030 Fund (Class I) returned 4.54% in the 6-month period, underperforming the S&P Target Date® To 2030 Index, which returned 7.59%, and the Morningstar Target Date 2030 Category peer group, which returned 7.61%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/21
Alternative Funds	4.0%
Bond Funds	43.9%
Foreign Stock Funds	12.9%
Stock Funds	34.1%
Net Other Assets and Liabilities	5.1%

MADISON TARGET RETIREMENT 2040 FUND
INVESTMENT STRATEGY HIGHLIGHTS
The Ultra Series Madison Target Retirement 2040 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2040. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.
PERFORMANCE DISCUSSION
The Ultra Series Madison Target Retirement 2040 Fund (Class I) returned 6.06% in the 6-month period, underperforming the S&P Target Date® To 2040 Index which returned 1.37%, and the Morningstar Target Date 2040 Category peer group, which returned 9.82%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/21
Alternative Funds	5.0%
Bond Funds	32.9%
Foreign Stock Funds	16.5%
Stock Funds	40.6%
Net Other Assets and Liabilities	5.0%

MADISON TARGET RETIREMENT 2050 FUND
INVESTMENT STRATEGY HIGHLIGHTS
The Ultra Series Madison Target Retirement 2050 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2050. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

Ultra Series Fund|Review of Period (unaudited) - continued|June 30, 2021
PERFORMANCE DISCUSSION
The Ultra Series Madison Target Retirement 2050 Fund (Class I) returned 7.21% in the 6-month period, underperforming the S&P Target Date® To 2050 Index which returned 11.70%, and the Morningstar Target Date 2050 Category peer group, which returned 11.22%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/21
Alternative Funds	6.0%
Bond Funds	23.0%
Foreign Stock Funds	19.9%
Stock Funds	46.2%
Net Other Assets and Liabilities	4.9%

Ultra Series Fund|Review of Period (unaudited) - continued|June 30, 2021

BENCHMARK DESCRIPTIONS
Allocation Fund Indexes*
The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-USA Index (net). See market index descriptions below.
The Moderate Allocation Fund Custom Index consists of 40% Bloomberg Barclays US Aggregate Bond Index, 42% Russell 3000® Index and 18% MSCI ACWI ex-USA Index (net). See market index descriptions below.
The Aggressive Allocation Fund Custom Index consists of 20% Bloomberg Barclays US Aggregate Bond Index, 56% Russell 3000® Index and 24% MSCI ACWI ex-USA Index (net). See market index descriptions below.
Hybrid Fund Custom Indexes*
The Custom Blended Index consists of 50% S&P 500® Index and 50% ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index. See market indexes descriptions below.
*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e., rebalanced back to original constituent weight every calendar month-end).
Market Indexes
The ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
The ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed securities, asset backed securities and commercial mortgage-backed securities.

The MSCI EAFE (Europe, Australasia & Far East) Index (net) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.
The MSCI ACWI ex USA Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ex USA (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.
The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.
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Ultra Series Fund|Review of Period (unaudited) - continued|June 30, 2021
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The S&P Target Date® “To” Index Series consists of multi-asset class indices, and corresponds to specific target retirement dates. The series reflects the consensus asset allocation and glide path of a subset of target date funds that generally pursue investment policies characterized by static total equity exposure after retirement and a relatively conservative total equity exposure near retirement. As the overall universe becomes more conservative with the approach of each target date year, so will the index. The asset allocation is based on market observations through an annual survey of “to” target date fund managers, and is categorized by S&P Dow Jones Indices.
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Ultra Series Fund|June 30, 2021
Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 96.1%
Alternative Funds - 2.4%
Invesco Optimum Yield Diversified Commodity Strategy	189,175	$ 3,800,526
Bond Funds - 61.0%
Baird Aggregate Bond Fund Institutional Shares	1,043,166	11,985,974
iShares 20+ Year Treasury Bond ETF (A)	78,282	11,300,007
iShares 3-7 Year Treasury Bond ETF	48,679	6,354,070
iShares MBS ETF	73,395	7,943,541
Madison Core Bond Fund Class I (B)	3,750,150	39,114,067
Vanguard Short-Term Corporate Bond ETF	246,589	20,395,376
		97,093,035
Foreign Stock Funds - 11.0%
iShares MSCI Emerging Markets Asia ETF	59,469	5,499,098
iShares MSCI United Kingdom ETF (A)	50,850	1,662,795
JPMorgan BetaBuilders Japan ETF	14,134	798,430
Vanguard FTSE All World ex-U.S. Small-Cap ETF (A)	13,165	1,796,364
Vanguard FTSE All-World ex-U.S. ETF	123,468	7,826,637
		17,583,324
Stock Funds - 21.7%
Invesco S&P 500 Quality ETF	66,344	3,224,318
Madison Dividend Income Fund Class I (B)	227,318	7,492,409
Madison Investors Fund Class R6 (B)	364,657	10,101,016
Schwab U.S. Dividend Equity ETF	59,072	4,467,025
VanEck Vectors Gold Miners ETF	124,714	4,237,782
Vanguard Information Technology ETF	8,753	3,490,434
Vanguard S&P Mid-Cap 400 Growth ETF	7,375	1,480,378
		34,493,362
Total Investment Companies (Cost $139,722,275)		152,970,247
SHORT-TERM INVESTMENTS - 5.5%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)	6,136,201	6,136,201
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (C) (D)	2,665,104	2,665,104
Total Short-Term Investments (Cost $8,801,305)		8,801,305
TOTAL INVESTMENTS - 101.6% (Cost $148,523,580**)		161,771,552
NET OTHER ASSETS AND LIABILITIES - (1.6%)		(2,624,638)
TOTAL NET ASSETS - 100.0%		$159,146,914

**	Aggregate cost for Federal tax purposes was $148,681,390.
(A)	All or a portion of these securities, with an aggregate fair value of $6,311,759, are on loan as part of a securities lending program. See footnote (D) and Note 10 for details on the securities lending program.
(B)	Affiliated Company (see Note 12).
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 97.9%
Alternative Funds - 3.9%
Invesco Optimum Yield Diversified Commodity Strategy	350,819	$ 7,047,954
Bond Funds - 37.3%
Baird Aggregate Bond Fund Institutional Shares	465,465	5,348,190
iShares 20+ Year Treasury Bond ETF	64,970	9,378,420
iShares 3-7 Year Treasury Bond ETF	40,797	5,325,232
iShares MBS ETF	49,209	5,325,890
Madison Core Bond Fund Class I (A)	2,552,420	26,621,743
Vanguard Short-Term Corporate Bond ETF	173,570	14,355,975
		66,355,450
Foreign Stock Funds - 20.4%
iShares MSCI China ETF	11,053	911,209
iShares MSCI Emerging Markets Asia ETF	132,130	12,218,061
iShares MSCI United Kingdom ETF (B)	107,024	3,499,685
JPMorgan BetaBuilders Japan ETF	39,754	2,245,704
Vanguard FTSE All World ex-U.S. Small-Cap ETF (B)	40,158	5,479,559
Vanguard FTSE All-World ex-U.S. ETF	186,696	11,834,659
		36,188,877
Stock Funds - 36.3%
Invesco S&P 500 Quality ETF	56,273	2,734,868
Madison Dividend Income Fund Class I (A)	503,141	16,583,517
Madison Investors Fund Class R6 (A)	825,594	22,868,947
Madison Mid Cap Fund Class R6 (A)	141,886	2,006,263
Schwab U.S. Dividend Equity ETF	37,576	2,841,497
VanEck Vectors Gold Miners ETF	253,277	$ 8,606,353
Vanguard Information Technology ETF	15,730	6,272,652
Vanguard S&P Mid-Cap 400 Growth ETF	12,548	2,518,751
		64,432,848
Total Investment Companies (Cost $145,097,142)		174,025,129
SHORT-TERM INVESTMENTS - 4.7%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)	3,290,627	3,290,627
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (C) (D)	5,008,532	5,008,532
Total Short-Term Investments (Cost $8,299,159)		8,299,159
TOTAL INVESTMENTS - 102.6% (Cost $153,396,301**)		182,324,288

NET OTHER ASSETS AND LIABILITIES - (2.6%)	(4,690,379)
TOTAL NET ASSETS - 100.0%	$177,633,909

**	Aggregate cost for Federal tax purposes was $$153,535,201.
(A)	Affiliated Company (see Note 12).
(B)	All or a portion of these securities, with an aggregate fair value of $8,088,238, are on loan as part of a securities lending program. See footnote (D) and Note 10 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 98.0%
Alternative Funds - 5.2%
Invesco Optimum Yield Diversified Commodity Strategy	144,236	$ 2,897,701
Bond Funds - 17.1%
Baird Aggregate Bond Fund Institutional Shares	21,646	248,714
iShares 20+ Year Treasury Bond ETF (A)	13,291	1,918,556
iShares 3-7 Year Treasury Bond ETF	4,273	557,755
iShares MBS ETF	5,154	557,817
Madison Core Bond Fund Class I (B)	347,482	3,624,237
Vanguard Short-Term Corporate Bond ETF	32,252	2,667,563
		9,574,642
Foreign Stock Funds - 30.2%
iShares MSCI China ETF	6,956	573,453
iShares MSCI Emerging Markets Asia ETF	55,320	5,115,440
iShares MSCI United Kingdom ETF (A)	53,714	1,756,448
JPMorgan BetaBuilders Japan ETF	20,002	1,129,913
SPDR S&P Emerging Asia Pacific ETF (A)	5,454	733,699
Vanguard FTSE All World ex-U.S. Small-Cap ETF (A)	22,772	3,107,239
Vanguard FTSE All-World ex-U.S. ETF	70,522	4,470,390
		16,886,582
Stock Funds - 45.5%
Invesco S&P 500 Quality ETF	20,573	999,848
Madison Dividend Income Fund Class I (B)	199,798	6,585,332
Madison Investors Fund Class R6 (B)	294,351	8,153,532
Madison Mid Cap Fund Class R6 (B)	54,830	775,298
Schwab U.S. Dividend Equity ETF	19,750	$ 1,493,495
VanEck Vectors Gold Miners ETF	107,304	3,646,190
Vanguard Information Technology ETF	7,056	2,813,721
Vanguard S&P Mid-Cap 400 Growth ETF	4,540	911,311
		25,378,727
Total Investment Companies (Cost $43,461,251)		54,737,652
SHORT-TERM INVESTMENTS - 7.6%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)	1,084,985	1,084,985
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (C) (D)	3,132,486	3,132,486
Total Short-Term Investments (Cost $4,217,471)		4,217,471

TOTAL INVESTMENTS - 105.6% (Cost $47,678,722**)	58,955,123
NET OTHER ASSETS AND LIABILITIES - (5.6%)	(3,116,503)
TOTAL NET ASSETS - 100.0%	$ 55,838,620

**	Aggregate cost for Federal tax purposes was $47,701,694.
(A)	All or a portion of these securities, with an aggregate fair value of $6,109,507, are on loan as part of a securities lending program. See footnote (D) and Note 10 for details on the securities lending program.
(B)	Affiliated Company (see Note 12).
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
ASSET BACKED SECURITIES - 3.9%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	$ 263,785	$ 264,413
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	102,713
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	28,988	29,026
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	44,321	44,673
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	150,000	151,762
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	225,000	234,560
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	350,000	353,040
Donlen Fleet Lease Funding LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	450,000	450,497
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	301,243	305,260
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	127,910	128,420
JPMorgan Chase Bank NA , Series 2021-1, Class B (A), 0.875%, 9/25/28	250,000	250,168
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	204,182	204,447
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	250,000	250,440
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	300,000	315,870
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	500,000	528,939
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	197,432	198,791
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	250,000	256,648
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	200,000	204,339
Total Asset Backed Securities (Cost $4,241,867)		4,274,006
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.7%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (B), 2.879%, 7/25/49	206,887	209,935
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	961,424	91,760
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	201,391	217,234
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	294,432	322,513
	Par Value	Value (Note 2,3)
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	$ 272,442	$ 317,172
Fannie Mae REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	2,419,765	442,147
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	185,817	188,959
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	1,077,756	59,887
Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR + 0.750%) (A) (C), 0.768%, 10/25/33	500,000	500,800

Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	246,484	4,895
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (C) (D), 4%, 11/25/49	67,990	69,273
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (C) (D), 3.5%, 2/25/50	153,766	156,275
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (C) (D), 2.5%, 6/25/51	462,471	471,288
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (C) (D), 2.5%, 10/25/51	487,445	499,131
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (C) (D), 3%, 2/25/50	262,059	268,006
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (C) (D), 3%, 11/25/45	119,356	123,121
PSMC Trust, Series 2019-2, Class A1 (A) (C) (D), 3.5%, 10/25/49	43,554	43,871
PSMC Trust, Series 2020-2, Class A2 (A) (C) (D), 3%, 5/25/50	187,746	190,071
PSMC Trust, Series 2021-1, Class A11 (A) (C) (D), 2.5%, 3/25/51	243,159	249,304
Sequoia Mortgage Trust, Series 2013-7, Class A2 (C) (D), 3%, 6/25/43	362,213	366,512
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (C) (D), 0.918%, 2/25/63	403,031	402,917
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (C) (D), 4%, 4/25/49	36,578	36,838
Total Collateralized Mortgage Obligations (Cost $5,428,267)		5,231,909
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (C) (D), 3.196%, 11/25/27	250,000	268,091
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (C) (D), 0.68%, 1/25/22	19,302,363	17,523
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	276,564	295,704

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
COMMERCIAL MORTGAGE-BACKED SECURITIES - continued
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (C) (D), 0.429%, 9/25/26	$11,746,113	$ 168,058
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	650,000	717,832
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (C) (D), 3.673%, 11/25/47	500,000	515,846
Total Commercial Mortgage-Backed Securities (Cost $1,876,196)		1,983,054
CORPORATE NOTES AND BONDS - 44.5%
Communication Services - 5.7%
Alibaba Group Holding Ltd. (E), 2.125%, 2/9/31	500,000	491,997
Amazon.com Inc., 1.65%, 5/12/28	500,000	504,497
AT&T Inc., 2.25%, 2/1/32	500,000	491,350
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	200,000	211,250
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	400,000	414,104
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.85%, 4/1/61	200,000	196,472
Comcast Corp., 4.7%, 10/15/48	250,000	324,250
Discovery Communications LLC, 5%, 9/20/37	500,000	607,164
eBay Inc., 1.9%, 3/11/25	325,000	335,998
Expedia Group Inc., 3.25%, 2/15/30	350,000	365,953
Lumen Technologies Inc. (A), 4.5%, 1/15/29	125,000	121,994
T-Mobile USA Inc., 2.625%, 4/15/26	200,000	204,500
Verizon Communications Inc., 4.329%, 9/21/28	347,000	403,383
Verizon Communications Inc., 3.875%, 2/8/29	300,000	341,223
Verizon Communications Inc., 4.4%, 11/1/34	300,000	357,850
Verizon Communications Inc., 3.7%, 3/22/61	300,000	321,616
Vodafone Group PLC (E), 5%, 5/30/38	250,000	314,913
Walt Disney Co./The, 3.8%, 3/22/30	300,000	342,950
		6,351,464
Consumer Discretionary - 3.8%
7-Eleven Inc. (A), 1.8%, 2/10/31	300,000	287,118
American Airlines Inc. / AAdvantage Loyalty IP Ltd. (A) (E), 5.5%, 4/20/26	200,000	211,750
Hilton Domestic Operating Co. Inc. (A), 5.375%, 5/1/25	200,000	210,500
Lowe’s Cos. Inc., 3%, 10/15/50	500,000	493,380
McDonald’s Corp., MTN, 2.125%, 3/1/30	$ 250,000	$ 253,002
McDonald’s Corp., MTN, 4.875%, 12/9/45	400,000	515,613
McDonald’s Corp., MTN, 4.2%, 4/1/50	150,000	180,879
Performance Food Group Inc. (A), 5.5%, 10/15/27	100,000	105,250

Picasso Finance Sub Inc. (A), 6.125%, 6/15/25	135,000	142,729
QVC Inc., 4.75%, 2/15/27	225,000	238,423
Southwest Airlines Co., 5.25%, 5/4/25	350,000	399,474
Southwest Airlines Co., 5.125%, 6/15/27	500,000	589,080
Tractor Supply Co., 1.75%, 11/1/30	200,000	190,769
Vail Resorts Inc. (A), 6.25%, 5/15/25	150,000	160,557
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	176,000	191,720
		4,170,244
Consumer Staples - 2.3%
Estee Lauder Cos. Inc./The, 2.6%, 4/15/30	200,000	211,345
General Mills Inc., 2.875%, 4/15/30	200,000	212,080
Hormel Foods Corp., 1.8%, 6/11/30	200,000	198,779
Keurig Dr Pepper Inc., 3.8%, 5/1/50	300,000	338,331
Kimberly-Clark Corp., 3.1%, 3/26/30	225,000	248,555
Mars Inc. (A), 3.875%, 4/1/39	350,000	412,275
Mars Inc. (A), 2.375%, 7/16/40	350,000	337,229
Square Inc. (A), 2.75%, 6/1/26	300,000	305,250
Sysco Corp., 5.95%, 4/1/30	199,000	255,469
		2,519,313
Energy - 5.1%
Eastern Gas Transmission & Storage Inc., 3%, 11/15/29	150,000	157,544
Energy Transfer L.P., 5.25%, 4/15/29	300,000	354,655
EnLink Midstream Partners L.P., 5.45%, 6/1/47	550,000	488,125
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	545,552
Helmerich & Payne Inc., 4.65%, 3/15/25	200,000	222,517
Kinder Morgan Inc., 5.55%, 6/1/45	550,000	712,489
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	310,243
MPLX L.P. (F), 4.8%, 2/15/29	250,000	293,586
MPLX L.P., 2.65%, 8/15/30	200,000	202,074
Occidental Petroleum Corp., 3.5%, 8/15/29	450,000	450,000
Occidental Petroleum Corp., 4.4%, 8/15/49	200,000	192,000
ONEOK Inc., 5.85%, 1/15/26	100,000	118,272
Phillips 66, 2.15%, 12/15/30	500,000	492,097
Pioneer Natural Resources Co., 2.15%, 1/15/31	200,000	196,089
Sabine Pass Liquefaction LLC, 4.5%, 5/15/30	250,000	288,226
Valero Energy Partners L.P., 4.5%, 3/15/28	500,000	569,218
		5,592,687

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - continued
Financials - 14.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 1.75%, 1/30/26	$ 300,000	$ 296,426
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 4.625%, 10/15/27	200,000	224,142
Affiliated Managers Group Inc., 4.25%, 2/15/24	500,000	543,329
Aflac Inc., 4.75%, 1/15/49	400,000	528,007
Air Lease Corp., 1.875%, 8/15/26	250,000	250,308
Ally Financial Inc., Series B, (5 year CMT + 3.868%) (C), 4.7%, 5/15/26	250,000	258,175
American International Group Inc., 4.75%, 4/1/48	200,000	254,358
Avolon Holdings Funding Ltd. (A) (E), 2.125%, 2/21/26	300,000	298,919
Belrose Funding Trust (A), 2.33%, 8/15/30	200,000	196,209
Capital One Financial Corp., 3.3%, 10/30/24	400,000	430,848
Capital One Financial Corp., (5 year CMT + 3.157%) (C), 3.95%, 9/1/26	500,000	510,625
Cboe Global Markets Inc., 3.65%, 1/12/27	365,000	406,188
Charles Schwab Corp./The, (10 year CMT + 3.079%) (C), 4%, 12/1/30	550,000	562,650
Citigroup Inc., (3M USD LIBOR + 1.192%) (C), 4.075%, 4/23/29	450,000	510,781
Discover Bank, 3.45%, 7/27/26	75,000	81,830
Empower Finance L.P. (A), 3.075%, 9/17/51	125,000	126,601
Fifth Third Bancorp, 2.55%, 5/5/27	175,000	185,097
Goldman Sachs BDC Inc., 2.875%, 1/15/26	200,000	207,072
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (C), 3.272%, 9/29/25	400,000	427,964
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	500,000	543,914
Healthpeak Properties Inc., 3.25%, 7/15/26	250,000	271,343
Host Hotels & Resorts L.P., 3.5%, 9/15/30	200,000	210,092
Huntington Bancshares Inc., 2.55%, 2/4/30	250,000	260,446
Huntington National Bank/The, 3.55%, 10/6/23	250,000	266,563
Intercontinental Exchange Inc., 3.75%, 9/21/28	200,000	225,239
Iron Mountain Inc. (A), 4.5%, 2/15/31	100,000	101,250
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (C), 4%, 4/1/25	400,000	405,280
JPMorgan Chase & Co., (SOFR + 0.695%) (C), 1.04%, 2/4/27	400,000	393,594
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	261,784
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	166,000	177,279
Liberty Mutual Group Inc. (A), 4.569%, 2/1/29	400,000	467,671
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	150,000	164,959
M&T Bank Corp., 3.55%, 7/26/23	$ 250,000	$ 265,595
MetLife Inc., Series G, (5 year CMT + 3.576%) (C), 3.85%, 9/15/25	350,000	366,996
Morgan Stanley, (SOFR + 1.990%) (C), 2.188%, 4/28/26	175,000	181,767

Morgan Stanley, (SOFR + 0.879%) (C), 1.593%, 5/4/27	250,000	251,666
Morgan Stanley, MTN, (SOFR + 1.020%) (C), 1.928%, 4/28/32	500,000	486,598
Nasdaq Inc., 1.65%, 1/15/31	250,000	236,444
Old Republic International Corp., 3.85%, 6/11/51	250,000	265,696
Omega Healthcare Investors Inc., 3.375%, 2/1/31	225,000	231,388
PNC Bank NA, 2.7%, 10/22/29	125,000	132,497
Prudential Financial Inc., (5 year CMT + 3.035%) (C), 3.7%, 10/1/50	250,000	260,625
Regions Financial Corp., 2.25%, 5/18/25	500,000	520,833
Royal Bank of Canada, MTN (E), 1.15%, 6/10/25	500,000	502,856
SBA Communications Corp., Series WI, 3.875%, 2/15/27	250,000	256,726
State Street Corp., (SOFR + 1.490%) (C), 3.031%, 11/1/34	125,000	133,228
STORE Capital Corp., 4.5%, 3/15/28	200,000	226,114
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	309,707
Truist Bank, 2.25%, 3/11/30	325,000	329,867
Truist Financial Corp., MTN, (SOFR + 0.609%) (C), 1.267%, 3/2/27	300,000	299,800
UBS Group AG, (5 year CMT + 3.313%) (A) (C) (E), 4.375%, 2/10/31	200,000	204,340
USAA Capital Corp. (A), 2.125%, 5/1/30	175,000	177,072
Wells Fargo & Co., (5 year CMT + 3.453%) (C), 3.9%, 3/15/26	250,000	258,825
Wells Fargo & Co., MTN, (SOFR + 2.100%) (C), 2.393%, 6/2/28	250,000	259,411
Western Union Co./The, 2.85%, 1/10/25	125,000	132,192
		16,339,186
Health Care - 3.9%
AbbVie Inc., 5%, 12/15/21	250,000	252,377
Anthem Inc., 2.375%, 1/15/25	300,000	314,236
Centene Corp., 2.45%, 7/15/28	300,000	304,050
Cigna Corp., 4.375%, 10/15/28	50,000	58,200
Cigna Corp., 4.9%, 12/15/48	200,000	257,754
CVS Health Corp., 5.125%, 7/20/45	750,000	976,508
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	251,025
Royalty Pharma PLC (A) (E), 2.2%, 9/2/30	250,000	245,389
Royalty Pharma PLC (A) (E), 3.55%, 9/2/50	250,000	248,858

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - continued
Health Care - continued
STERIS Irish FinCo UnLtd Co. (E), 3.75%, 3/15/51	$ 350,000	$ 371,850
Viatris Inc. (A), 2.7%, 6/22/30	400,000	404,896
Zoetis Inc., 3%, 9/12/27	300,000	323,397
Zoetis Inc., 3%, 5/15/50	250,000	258,000
		4,266,540
Industrials - 3.3%
Boeing Co./The, 3.625%, 2/1/31	200,000	215,337
Boeing Co./The, 5.805%, 5/1/50	350,000	471,648
Carlisle Cos. Inc., 3.5%, 12/1/24	200,000	215,853
Carrier Global Corp., 3.577%, 4/5/50	150,000	159,196
DAE Funding LLC (A), 5.25%, 11/15/21	200,000	201,288
Otis Worldwide Corp., 2.565%, 2/15/30	300,000	311,010
Quanta Services Inc., 2.9%, 10/1/30	250,000	259,483
Textron Inc., 2.45%, 3/15/31	250,000	250,494
TransDigm Inc. (A), 6.25%, 3/15/26	200,000	211,000
Vulcan Materials Co. (F), 3.5%, 6/1/30	500,000	551,712
WRKCo Inc., 3.9%, 6/1/28	450,000	508,486
Xylem Inc., 2.25%, 1/30/31	350,000	352,733
		3,708,240
Information Technology - 3.1%
Broadcom Inc., 4.15%, 11/15/30	250,000	280,645
Citrix Systems Inc., 4.5%, 12/1/27	105,000	119,078
Dell International LLC / EMC Corp., 8.35%, 7/15/46	250,000	408,968
HP Inc. (A), 2.65%, 6/17/31	400,000	400,913
Intuit Inc., 1.65%, 7/15/30	250,000	245,623
Lam Research Corp., 1.9%, 6/15/30	350,000	351,910
Marvell Technology Inc. (A), 4.2%, 6/22/23	400,000	425,197
Micron Technology Inc., 2.497%, 4/24/23	250,000	258,378
NXP BV / NXP Funding LLC / NXP USA Inc. (A) (E), 3.15%, 5/1/27	200,000	214,052
Oracle Corp., 4%, 7/15/46	250,000	271,902
Oracle Corp., 3.95%, 3/25/51	400,000	437,840
		3,414,506
Materials - 0.9%
DuPont de Nemours Inc., 4.725%, 11/15/28	300,000	357,972
International Flavors & Fragrances Inc. (A), 1.832%, 10/15/27	250,000	249,431
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	422,600
		1,030,003

Utilities - 1.6%
AES Corp./The (A), 1.375%, 1/15/26	450,000	445,772
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	200,000	192,191
Duke Energy Corp., 3.75%, 9/1/46	$ 650,000	$ 694,747
Interstate Power and Light Co., 3.5%, 9/30/49	225,000	242,840
Wisconsin Electric Power Co., 1.7%, 6/15/28	250,000	250,992
		1,826,542
Total Corporate Notes and Bonds (Cost $45,789,767)		49,218,725
LONG TERM MUNICIPAL BONDS - 2.0%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,310,312
Washington County Hillsboro School District #1J, General Obligation, 4.355%, 6/30/34	800,000	880,173
Total Long Term Municipal Bonds (Cost $2,055,207)		2,190,485
MORTGAGE BACKED SECURITIES - 19.3%
Fannie Mae - 12.1%
3%, 9/1/30 Pool # 890696	592,002	626,735
3%, 12/1/30 Pool # AL8924	248,229	261,522
7%, 11/1/31 Pool # 607515	15,001	16,891
3.5%, 12/1/31 Pool # MA0919	64,414	68,698
6.5%, 3/1/32 Pool # 631377	20,664	23,156
7%, 5/1/32 Pool # 644591	5,471	5,691
6.5%, 6/1/32 Pool # 545691	145,830	166,026
3.5%, 8/1/32 Pool # MA3098	77,436	83,314
5.5%, 11/1/33 Pool # 555880	190,114	217,612
7%, 7/1/34 Pool # 792636	32,815	34,226
4%, 2/1/35 Pool # MA2177	666,691	724,098
5%, 8/1/35 Pool # 829670	242,058	277,443
5%, 9/1/35 Pool # 820347	313,784	360,003
5%, 9/1/35 Pool # 835699	252,979	284,405
3.5%, 12/1/35 Pool # MA2473	389,939	418,190
5%, 12/1/35 Pool # 850561	79,669	91,418
4%, 6/1/36 Pool # AL8618	187,479	203,919
5.5%, 10/1/36 Pool # 901723	195,733	226,384
6.5%, 10/1/36 Pool # 894118	241,490	276,918
6%, 11/1/36 Pool # 902510	260,030	308,764
6%, 10/1/37 Pool # 947563	266,355	316,331
6.5%, 8/1/38 Pool # 987711	415,698	503,946
3%, 11/1/39 Pool # MA3831	96,717	100,936
4%, 1/1/41 Pool # AB2080	672,226	734,768
2.5%, 5/1/41 Pool # MA4334	496,075	516,583
4.5%, 7/1/41 Pool # AB3274	268,440	299,660

5.5%, 7/1/41 Pool # AL6588	584,255	676,533
4%, 9/1/41 Pool # AJ1406	348,911	380,118
3.5%, 6/1/42 Pool # AO4136	703,393	758,165
4%, 6/1/42 Pool # MA1087	191,601	209,764
3.5%, 8/1/42 Pool # AP2133	311,661	335,928
3.5%, 9/1/42 Pool # AB6228	598,097	644,592
4%, 10/1/42 Pool # AP7363	449,822	494,642

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
MORTGAGE BACKED SECURITIES - continued
Fannie Mae - continued
3.5%, 3/1/43 Pool # AT0310	$ 396,251	$ 429,517
4%, 1/1/45 Pool # AS4257	94,030	102,740
4.5%, 2/1/45 Pool # MA2193	348,847	380,900
3.5%, 11/1/45 Pool # BA4907	214,805	229,178
3.5%, 12/1/45 Pool # AS6309	147,854	158,875
4.5%, 10/1/46 Pool # MA2783	46,764	50,994
4%, 12/1/46 Pool # BD2379	150,451	161,739
3%, 1/1/47 Pool # BE0108	292,724	311,171
2.5%, 12/1/47 Pool # FM3165	625,956	653,132
4%, 7/1/48 Pool # MA3415	215,750	230,005
		13,355,630
Freddie Mac - 7.1%
4.5%, 2/1/25 Pool # J11722	54,452	57,475
4.5%, 5/1/25 Pool # J12247	101,923	107,724
8%, 6/1/30 Pool # C01005	7,073	8,348
7%, 3/1/31 Pool # C48129	36,959	37,463
2.5%, 2/1/32 Pool # ZS8641	158,984	166,585
5.5%, 11/1/34 Pool # A28282	286,642	322,386
2.5%, 6/1/35 Pool # RC1421	258,507	270,008
5.5%, 1/1/37 Pool # G04593	115,579	134,032
2%, 3/1/41 Pool # RB5105	490,183	501,080
4%, 10/1/41 Pool # Q04092	324,256	356,818
3%, 9/1/42 Pool # C04233	823,477	876,486
3%, 4/1/43 Pool # V80025	1,042,813	1,109,784
3%, 4/1/43 Pool # V80026	1,010,335	1,075,080
3.5%, 8/1/44 Pool # Q27927	287,610	311,327
3%, 7/1/45 Pool # G08653	380,440	401,343
3.5%, 8/1/45 Pool # Q35614	514,080	554,529
3%, 10/1/46 Pool # G60722	561,764	596,732
4%, 3/1/47 Pool # Q46801	215,944	231,829
3.5%, 12/1/47 Pool # Q52955	206,367	218,574
2.5%, 4/1/48 Pool # QA2240	542,625	562,894
		7,900,497
Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	27,426	31,401
6.5%, 4/20/31 Pool # 3068	19,505	22,709
		54,110

Total Mortgage Backed Securities (Cost $20,264,718)		21,310,237
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.1%
U.S. Treasury Bonds - 8.7%
6.625%, 2/15/27	2,000,000	2,620,625
4.500%, 5/15/38	2,000,000	2,795,156
3.750%, 8/15/41	750,000	974,736
3.000%, 5/15/45	$1,250,000	$ 1,475,049
2.500%, 5/15/46	500,000	542,012
3.375%, 11/15/48	500,000	638,691
1.250%, 5/15/50	750,000	612,803
		9,659,072
U.S. Treasury Notes - 10.4%
2.125%, 3/31/24	1,500,000	1,570,371
2.250%, 11/15/25	2,000,000	2,128,438
0.375%, 1/31/26	1,500,000	1,470,527
1.500%, 8/15/26	3,500,000	3,605,546
2.375%, 5/15/27	1,500,000	1,615,605
2.875%, 5/15/28	1,000,000	1,111,602
		11,502,089
Total U.S. Government and Agency Obligations (Cost $19,168,961)		21,161,161
	Shares
SHORT-TERM INVESTMENTS - 4.6%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (G)	4,509,613	4,509,613
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (G) (H)	576,063	576,063
Total Short-Term Investments (Cost $5,085,676)		5,085,676
TOTAL INVESTMENTS - 99.9% (Cost $103,910,659**)		110,455,253
NET OTHER ASSETS AND LIABILITIES - 0.1%		164,101
TOTAL NET ASSETS - 100.0%		$110,619,354

**	Aggregate cost for Federal tax purposes was $103,910,659.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Stepped rate security. Rate shown is as of June 30, 2021.
(C)	Floating rate or variable rate note. Rate shown is as of June 30, 2021.
(D)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 3.3% of total net assets.
(F)	All or a portion of these securities, with an aggregate fair value of $566,471, are on loan as part of a securities lending program. See footnote (H) and Note 10 for details on the securities lending program.
(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Core Bond Fund Portfolio of Investments (unaudited) - continued

CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - 91.1%
Communication Services - 13.1%
Advantage Sales & Marketing Inc. (A), 6.5%, 11/15/28	$ 150,000	$ 157,862
Cars.com Inc. (A), 6.375%, 11/1/28	150,000	159,981
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	110,000	116,187
Diamond Sports Group LLC / Diamond Sports Finance Co. (A), 5.375%, 8/15/26	125,000	81,088
Frontier Communications Holdings LLC (A), 5%, 5/1/28	225,000	232,612
GrubHub Holdings Inc. (A), 5.5%, 7/1/27	200,000	210,250
Hughes Satellite Systems Corp., 5.25%, 8/1/26	225,000	252,000
Lamar Media Corp., 4.875%, 1/15/29	150,000	158,250
Level 3 Financing Inc. (A), 4.25%, 7/1/28	100,000	101,476
Netflix Inc., 6.375%, 5/15/29	100,000	127,725
Sprint Corp., 7.125%, 6/15/24	275,000	317,281
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	9,375	9,422
Telesat Canada / Telesat LLC (A) (B), 6.5%, 10/15/27	160,000	152,400
ViaSat Inc. (A), 6.5%, 7/15/28	150,000	159,969
		2,236,503
Consumer Discretionary - 18.3%
American Airlines Inc. / AAdvantage Loyalty IP Ltd. (A) (B), 5.5%, 4/20/26	300,000	317,625
Delta Air Lines Inc., 7.375%, 1/15/26	225,000	264,098
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	257,000
Ford Motor Co., 9%, 4/22/25	300,000	369,861
Genting New York LLC / GENNY Capital Inc. (A), 3.3%, 2/15/26	200,000	201,973
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	422,000
NCL Corp. Ltd. (A) (B), 12.25%, 5/15/24	125,000	150,963
Performance Food Group Inc. (A), 5.5%, 10/15/27	175,000	184,188
Picasso Finance Sub Inc. (A), 6.125%, 6/15/25	100,000	105,725
Royal Caribbean Cruises Ltd. (A) (B), 9.125%, 6/15/23	200,000	219,500
Scientific Games International Inc. (A), 5%, 10/15/25	275,000	283,937
United Airlines Inc. (A), 4.375%, 4/15/26	125,000	129,375
Vail Resorts Inc. (A), 6.25%, 5/15/25	200,000	214,076
		3,120,321
Consumer Staples - 8.5%
ADT Security Corp./The, 4.125%, 6/15/23	225,000	236,812
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	$ 157,000	$ 158,963
B&G Foods Inc., 5.25%, 9/15/27	150,000	156,231

Brink’s Co./The (A), 5.5%, 7/15/25	125,000	132,500
Edgewell Personal Care Co. (A), 5.5%, 6/1/28	125,000	132,500
Lamb Weston Holdings Inc. (A), 4.875%, 5/15/28	125,000	138,281
RR Donnelley & Sons Co. (A), 6.125%, 11/1/26	300,000	316,132
US Foods Inc. (A), 6.25%, 4/15/25	175,000	185,719
		1,457,138
Energy - 5.3%
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	126,875
Buckeye Partners L.P. (A), 4.125%, 3/1/25	150,000	155,438
Callon Petroleum Co., 6.25%, 4/15/23	375,000	375,435
Occidental Petroleum Corp., 2.7%, 2/15/23	97,000	99,153
Sunoco L.P. / Sunoco Finance Corp., 5.5%, 2/15/26	150,000	154,575
		911,476
Financials - 19.1%
Alliance Data Systems Corp. (A), 4.75%, 12/15/24	500,000	513,750
Credit Acceptance Corp. (A), 5.125%, 12/31/24	200,000	207,250
Diversified Healthcare Trust, 9.75%, 6/15/25	150,000	166,125
Enact Holdings, Inc. (A), 6.5%, 8/15/25	250,000	275,550
Home Point Capital Inc. (A), 5%, 2/1/26	260,000	242,450
Iron Mountain Inc. (A), 4.875%, 9/15/27	250,000	259,399
MGIC Investment Corp., 5.25%, 8/15/28	200,000	212,000
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	400,000	423,200
MPT Operating Partnership L.P. / MPT Finance Corp., 3.5%, 3/15/31	150,000	151,498
NFP Corp. (A), 6.875%, 8/15/28	125,000	131,589
Quicken Loans LLC / Quicken Loans Co-Issuer Inc. (A), 3.875%, 3/1/31	200,000	200,412
RHP Hotel Properties L.P. / RHP Finance Corp. (A), 4.5%, 2/15/29	100,000	100,082
RLJ Lodging Trust L.P. (A), 3.75%, 7/1/26	150,000	151,500
SBA Communications Corp., Series WI, 3.875%, 2/15/27	208,000	213,596
		3,248,401
Health Care - 5.2%
HCA Inc., 5.875%, 2/15/26	250,000	289,219
Legacy LifePoint Health LLC (A), 6.75%, 4/15/25	150,000	159,562
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (A) (B) (C), 10%, 4/15/25	425,000	429,250
		878,031

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
High Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - continued
Industrials - 14.0%
Berry Global Inc. (D), 5.125%, 7/15/23	$ 105,000	$ 105,105
DAE Funding LLC (A), 5.25%, 11/15/21	250,000	251,610
DAE Funding LLC (A), 5%, 8/1/24	250,000	256,725
Energizer Holdings Inc. (A), 4.75%, 6/15/28	150,000	153,713
EnerSys (A), 4.375%, 12/15/27	125,000	130,086
Sealed Air Corp. (A), 5.125%, 12/1/24	300,000	326,625
Spirit AeroSystems Inc. (A), 5.5%, 1/15/25	250,000	265,625
Spirit AeroSystems Inc. (A), 7.5%, 4/15/25	250,000	266,875
TransDigm Inc. (A), 6.25%, 3/15/26	275,000	290,125
US Concrete Inc. (A), 5.125%, 3/1/29	100,000	109,250
Waste Pro USA Inc. (A), 5.5%, 2/15/26	225,000	232,256
		2,387,995
Information Technology - 4.1%
BY Crown Parent LLC / BY Bond Finance Inc. (A), 4.25%, 1/31/26	100,000	104,750
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	275,000	285,312
Pitney Bowes Inc. (A), 6.875%, 3/15/27	210,000	221,813
Playtika Holding Corp. (A), 4.25%, 3/15/29	80,000	79,945
		691,820
Materials - 2.1%
Arconic Corp. (A), 6.125%, 2/15/28	125,000	134,090
Kraton Polymers LLC / Kraton Polymers Capital Corp. (A), 4.25%, 12/15/25	225,000	229,500
		363,590
Utilities - 1.4%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	111,909
Calpine Corp. (A), 3.75%, 3/1/31	125,000	119,044
		230,953
Total Corporate Notes and Bonds
(Cost $14,971,642)		15,526,228

FOREIGN CORPORATE BONDS - 2.6%
Consumer Discretionary - 2.6%
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. (A) (B), 5.75%, 1/20/26	175,000	188,125
International Game Technology PLC (A) (B), 4.125%, 4/15/26	250,000	260,313
Total Foreign Corporate Bonds
(Cost $441,735)		448,438

	Par Value	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 3.1%
Bond Funds - 3.1%
iShares iBoxx High Yield Corporate Bond ETF (D)	$ 5,900	$ 519,436
Total Exchange Traded Funds
(Cost $508,730)		519,436
	Shares
SHORT-TERM INVESTMENTS - 5.7%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (E)	350,630	350,630
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (E) (F)	626,970	626,970
Total Short-Term Investments
(Cost $977,600)		977,600
TOTAL INVESTMENTS - 102.5% (Cost $16,899,707**)		17,471,702
NET OTHER ASSETS AND LIABILITIES - (2.5%)		(431,899)
TOTAL NET ASSETS - 100.0%		$ 17,039,803

**	Aggregate cost for Federal tax purposes was $16,900,000.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 10.1% of total net assets.
(C)	In default. Issuer is bankrupt.
(D)	All or a portion of these securities, with an aggregate fair value of $613,545, are on loan as part of a securities lending program. See footnote (F) and Note 10 for details on the securities lending program.
(E)	7-day yield.
(F)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 68.6%
Communication Services - 4.9%
Comcast Corp., Class A	110,500	$ 6,300,710
Verizon Communications Inc.	88,500	4,958,655
		11,259,365
Consumer Discretionary - 5.6%
Home Depot Inc./The	17,500	5,580,575
McDonald’s Corp.	18,575	4,290,639
Starbucks Corp.	26,600	2,974,146
		12,845,360
Consumer Staples - 7.2%
Archer-Daniels-Midland Co.	38,900	2,357,340
Coca-Cola Co./The	45,500	2,462,005
Colgate-Palmolive Co.	29,750	2,420,163
Hershey Co./The	10,500	1,828,890
PepsiCo Inc.	28,300	4,193,211
Procter & Gamble Co./The	23,500	3,170,855
		16,432,464
Energy - 3.0%
Baker Hughes Co.	156,400	3,576,868
EOG Resources Inc.	38,100	3,179,064
		6,755,932
Financials - 13.3%
Aflac Inc.	57,700	3,096,182
BlackRock Inc.	7,525	6,584,149
CME Group Inc.	15,300	3,254,004
JPMorgan Chase & Co.	30,200	4,697,308
Northern Trust Corp.	44,500	5,145,090
Travelers Cos. Inc./The	33,500	5,015,285
US Bancorp	44,900	2,557,953
		30,349,971
Health Care - 10.1%
AmerisourceBergen Corp.	13,900	1,591,411
Amgen Inc.	10,400	2,535,000
Bristol-Myers Squibb Co.	69,500	4,643,990
CVS Health Corp.	45,500	3,796,520
Johnson & Johnson	34,100	5,617,634
Medtronic PLC	20,400	2,532,252
Pfizer Inc.	59,500	2,330,020

		23,046,827
Industrials - 8.5%
3M Co.	19,000	3,773,970
Caterpillar Inc.	11,123	2,420,698
Emerson Electric Co.	38,494	3,704,663
Fastenal Co.	63,800	3,317,600
Honeywell International Inc.	7,800	1,710,930
Lockheed Martin Corp.	4,600	$ 1,740,410
Union Pacific Corp.	12,700	2,793,111
		19,461,382
Information Technology - 9.4%
Analog Devices Inc.	19,900	3,425,984
Automatic Data Processing Inc.	9,700	1,926,614
Cisco Systems Inc.	103,700	5,496,100
Oracle Corp.	31,000	2,413,040
Paychex Inc.	29,800	3,197,540
Texas Instruments Inc.	26,100	5,019,030
		21,478,308
Materials - 3.8%
Linde PLC	9,125	2,638,038
Nucor Corp.	62,500	5,995,625
		8,633,663
Real Estate - 1.5%
American Tower Corp., REIT	12,600	3,403,764
Utilities - 1.3%
Dominion Energy Inc.	41,000	3,016,370
Total Common Stocks (Cost $98,554,860)		156,683,406
	Par Value
ASSET BACKED SECURITIES - 1.1%
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	$ 69,669	70,320
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	87,928	88,138
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	102,713
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	73,436	73,532
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	44,321	44,673
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	135,523
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	300,000	302,606
Donlen Fleet Lease Funding LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	200,000	200,221
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	301,243	305,260

GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	85,274	85,613
JPMorgan Chase Bank NA , Series 2021-1, Class B (A), 0.875%, 9/25/28	250,000	250,168
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	204,182	204,447

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
ASSET BACKED SECURITIES - continued
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	$ 250,000	$ 250,440
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	200,000	210,580
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	114,923	115,714
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	150,000	153,989
Wheels SPV LLC, Series 2019-1A, Class A2 (A), 2.3%, 5/22/28	66,046	66,481
Total Asset Backed Securities (Cost $2,638,283)		2,660,418
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	187,965	202,752
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	283,244	310,257
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	248,603	289,420
Fannie Mae REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	1,231,109	224,952
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	111,490	113,375
Freddie Mac REMICS, Series 4037, Class B, 3%, 4/15/27	408,167	427,463
Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR + 0.750%) (A) (B), 0.768%, 10/25/33	275,000	275,440
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	97,851	99,448
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	416,224	424,159
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	243,723	249,565
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	78,618	80,402
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (C), 3%, 11/25/45	119,356	123,121
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	26,133	26,323
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	145,895	149,583
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	203,193	205,604
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	201,515	201,458
Total Collateralized Mortgage Obligations (Cost $3,343,117)		3,403,322
	Par Value	Value (Note 2,3)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	$ 184,376	$ 197,136
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	300,000	331,307

FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.673%, 11/25/47	400,000	412,677
Total Commercial Mortgage-Backed Securities (Cost $888,436)		941,120
CORPORATE NOTES AND BONDS - 12.0%
Communication Services - 1.7%
Amazon.com Inc., 1.65%, 5/12/28	400,000	403,597
AT&T Inc., 2.25%, 2/1/32	200,000	196,540
AT&T Inc., 4.75%, 5/15/46	500,000	607,672
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	300,000	310,578
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.85%, 4/1/61	100,000	98,236
Comcast Corp., 4.15%, 10/15/28	275,000	318,827
Discovery Communications LLC, 5%, 9/20/37	300,000	364,298
eBay Inc., 1.9%, 3/11/25	50,000	51,692
eBay Inc., 2.6%, 5/10/31	250,000	254,502
Expedia Group Inc., 3.25%, 2/15/30	250,000	261,395
T-Mobile USA Inc., 2.625%, 4/15/26	100,000	102,250
Thomson Reuters Corp. (D), 4.3%, 11/23/23	200,000	215,454
Verizon Communications Inc., 4.329%, 9/21/28	309,000	359,209
Verizon Communications Inc., 3.7%, 3/22/61	250,000	268,014
Walt Disney Co./The, 3.8%, 3/22/30	150,000	171,475
		3,983,739
Consumer Discretionary - 0.7%
7-Eleven Inc. (A), 1.8%, 2/10/31	125,000	119,632
Hilton Domestic Operating Co. Inc. (A), 5.375%, 5/1/25	100,000	105,250
Lowe’s Cos. Inc., 3%, 10/15/50	300,000	296,028
McDonald’s Corp., MTN, 2.125%, 3/1/30	100,000	101,201
Performance Food Group Inc. (A), 5.5%, 10/15/27	50,000	52,625
Picasso Finance Sub Inc. (A), 6.125%, 6/15/25	90,000	95,153
Southwest Airlines Co., 5.25%, 5/4/25	75,000	85,602
Southwest Airlines Co., 5.125%, 6/15/27	300,000	353,448
Tractor Supply Co., 1.75%, 11/1/30	125,000	119,230

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - continued
Consumer Discretionary - continued
Vail Resorts Inc. (A), 6.25%, 5/15/25	$ 100,000	$ 107,038
Walgreens Boots Alliance Inc. (E), 3.45%, 6/1/26	123,000	133,986
		1,569,193
Consumer Staples - 0.5%
Hormel Foods Corp., 1.8%, 6/11/30	75,000	74,542
Keurig Dr Pepper Inc., 3.8%, 5/1/50	100,000	112,777
Kimberly-Clark Corp., 3.1%, 3/26/30	125,000	138,086
Mars Inc. (A), 3.875%, 4/1/39	150,000	176,689
Mars Inc. (A), 2.375%, 7/16/40	250,000	240,878
Square Inc. (A), 2.75%, 6/1/26	200,000	203,500
Sysco Corp., 5.95%, 4/1/30	83,000	106,553
		1,053,025
Energy - 2.0%
Energy Transfer L.P., 5.25%, 4/15/29	100,000	118,218
Enterprise Products Operating LLC, 3.75%, 2/15/25	250,000	272,776
Exxon Mobil Corp., 4.114%, 3/1/46	500,000	590,190
Kinder Morgan Inc., 5.55%, 6/1/45	250,000	323,859
Marathon Petroleum Corp., 4.7%, 5/1/25	125,000	141,020
MPLX L.P. (E), 4.8%, 2/15/29	150,000	176,151
MPLX L.P., 2.65%, 8/15/30	100,000	101,037
Occidental Petroleum Corp., 3.5%, 8/15/29	200,000	200,000
Phillips 66, 2.15%, 12/15/30	250,000	246,049
Phillips 66, 4.65%, 11/15/34	500,000	600,958
Pioneer Natural Resources Co., 2.15%, 1/15/31	125,000	122,556
Sabine Pass Liquefaction LLC, 4.5%, 5/15/30	100,000	115,290
Schlumberger Holdings Corp. (A), 4%, 12/21/25	26,000	28,847
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	390,000	435,835
Valero Energy Corp., 6.625%, 6/15/37	500,000	685,927
Valero Energy Partners L.P., 4.5%, 3/15/28	350,000	398,453
		4,557,166
Financials - 3.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 1.75%, 1/30/26	200,000	197,617
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 4.625%, 10/15/27	150,000	168,107
Air Lease Corp., 1.875%, 8/15/26	150,000	150,185
Avolon Holdings Funding Ltd. (A) (D), 2.125%, 2/21/26	200,000	199,279

Bank of America Corp., (SOFR + 0.910%) (B), 1.658%, 3/11/27	200,000	201,676
Bank of America Corp., MTN, (SOFR + 1.060%) (B), 2.087%, 6/14/29	$ 200,000	$ 201,732
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	98,105
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	100,000	107,749
Capital One Financial Corp., 3.3%, 10/30/24	400,000	430,848
Capital One Financial Corp., (5 year CMT + 3.157%) (B), 3.95%, 9/1/26	250,000	255,312
Cboe Global Markets Inc., 3.65%, 1/12/27	300,000	333,853
Charles Schwab Corp./The, (10 year CMT + 3.079%) (B), 4%, 12/1/30	175,000	179,025
Empower Finance L.P. (A), 3.075%, 9/17/51	75,000	75,961
Fifth Third Bancorp, 2.55%, 5/5/27	125,000	132,212
Goldman Sachs BDC Inc., 2.875%, 1/15/26	100,000	103,536
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	250,000	267,477
Healthpeak Properties Inc., 3.25%, 7/15/26	200,000	217,074
Host Hotels & Resorts L.P., 3.5%, 9/15/30	100,000	105,046
Huntington Bancshares Inc., 2.55%, 2/4/30	150,000	156,268
Iron Mountain Inc. (A), 4.5%, 2/15/31	100,000	101,250
JPMorgan Chase & Co., Series II, , (SOFR + 2.745%) (B), 4%, 4/1/25	350,000	354,620
JPMorgan Chase & Co.(SOFR + 0.695%) (B), 1.04%, 2/4/27	250,000	245,996
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	125,000	130,892
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	50,000	54,986
Markel Corp., (5 year CMT + 5.662%) (B), 6%, 6/1/25	125,000	139,687
Morgan Stanley, MTN, 3.875%, 1/27/26	200,000	223,614
Morgan Stanley, (SOFR + 0.879%) (B), 1.593%, 5/4/27	150,000	151,000
Morgan Stanley, MTN, (SOFR + 1.020%) (B), 1.928%, 4/28/32	500,000	486,598
Nasdaq Inc., 1.65%, 1/15/31	400,000	378,310
Omega Healthcare Investors Inc., 3.375%, 2/1/31	200,000	205,678
Prudential Financial Inc., (5 year CMT + 3.035%) (B), 3.7%, 10/1/50	125,000	130,313
Regions Financial Corp., 2.25%, 5/18/25	125,000	130,208
STORE Capital Corp., 4.5%, 3/15/28	200,000	226,114
Synchrony Financial, 3.7%, 8/4/26	250,000	272,682
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	103,236
Truist Bank, 2.25%, 3/11/30	50,000	50,749
Truist Financial Corp., MTN, (SOFR + 0.609%) (B), 1.267%, 3/2/27	200,000	199,867
UBS Group AG, (5 year CMT + 3.313%) (A) (B) (D), 4.375%, 2/10/31	200,000	204,340

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - continued
Financial - continued
Wells Fargo & Co., (5 year CMT + 3.453%) (B), 3.9%, 3/15/26	$ 150,000	$ 155,295
Wells Fargo & Co., MTN, (SOFR + 2.100%) (B), 2.393%, 6/2/28	175,000	181,588
Welltower Inc., 2.05%, 1/15/29	150,000	150,345
Western Union Co./The, 2.85%, 1/10/25	200,000	211,508
		8,069,938
Health Care - 0.9%
Anthem Inc., 2.375%, 1/15/25	200,000	209,490
Cigna Corp., 4.375%, 10/15/28	50,000	58,200
Cigna Corp., 4.9%, 12/15/48	100,000	128,877
CVS Health Corp., 5.125%, 7/20/45	400,000	520,804
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	75,000	75,307
Royalty Pharma PLC (A) (D), 2.2%, 9/2/30	200,000	196,312
Royalty Pharma PLC (A) (D), 3.55%, 9/2/50	200,000	199,086
UnitedHealth Group Inc., 3.7%, 8/15/49	150,000	171,859
Viatris Inc. (A), 2.7%, 6/22/30	200,000	202,448
Zoetis Inc., 3%, 9/12/27	225,000	242,548
Zoetis Inc., 3%, 5/15/50	175,000	180,600
		2,185,531
Industrials - 0.9%
Boeing Co./The, 2.196%, 2/4/26	150,000	151,567
Boeing Co./The, 3.625%, 2/1/31	125,000	134,586
Boeing Co./The, 5.805%, 5/1/50	75,000	101,067
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	100,644
Martin Marietta Materials Inc., 3.2%, 7/15/51	300,000	300,434
Quanta Services Inc., 2.9%, 10/1/30	150,000	155,690
Textron Inc., 2.45%, 3/15/31	150,000	150,296
TransDigm Inc. (A), 6.25%, 3/15/26	100,000	105,500
Vulcan Materials Co. (E), 3.5%, 6/1/30	325,000	358,613
WRKCo Inc., 3.9%, 6/1/28	175,000	197,745
WRKCo Inc., 3%, 6/15/33	100,000	104,823
Xylem Inc., 2.25%, 1/30/31	100,000	100,781
		1,961,746
Information Technology - 1.2%
Broadcom Inc., 4.15%, 11/15/30	100,000	112,258
Broadridge Financial Solutions Inc., 2.9%, 12/1/29	300,000	317,520
Citrix Systems Inc., 4.5%, 12/1/27	85,000	96,396

Dell International LLC / EMC Corp., 8.35%, 7/15/46	175,000	286,277
HP Inc. (A), 2.65%, 6/17/31	300,000	300,685
Intel Corp., 3.734%, 12/8/47	435,000	495,557
Intuit Inc., 1.65%, 7/15/30	100,000	98,249
Lam Research Corp., 1.9%, 6/15/30	75,000	75,409
	Par Value	Value (Note 2,3)
Micron Technology Inc., 2.497%, 4/24/23	$ 175,000	$ 180,865
Oracle Corp., 4%, 7/15/46	300,000	326,282
Oracle Corp., 3.95%, 3/25/51	200,000	218,920
Salesforce.com Inc., 2.9%, 7/15/51	150,000	151,225
		2,659,643
Materials - 0.3%
DuPont de Nemours Inc., 4.725%, 11/15/28	295,000	352,006
EI du Pont de Nemours and Co., 1.7%, 7/15/25	50,000	51,305
International Flavors & Fragrances Inc. (A), 1.832%, 10/15/27	250,000	249,431
		652,742
Utilities - 0.3%
AES Corp./The (A), 1.375%, 1/15/26	250,000	247,651
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	125,000	120,120
Interstate Power and Light Co., 3.5%, 9/30/49	150,000	161,893
Wisconsin Electric Power Co., 1.7%, 6/15/28	100,000	100,397
		630,061
Total Corporate Notes and Bonds (Cost $25,250,154)		27,322,784
LONG TERM MUNICIPAL BONDS - 0.6%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,310,312
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	70,000	70,279
Total Long Term Municipal Bonds (Cost $1,302,340)		1,380,591
MORTGAGE BACKED SECURITIES - 5.2%
Fannie Mae - 3.3%
3%, 9/1/30 Pool # 890696	280,422	296,875
3%, 12/1/30 Pool # AL8924	198,583	209,218
7%, 11/1/31 Pool # 607515	15,001	16,891
3.5%, 12/1/31 Pool # MA0919	80,517	85,873
7%, 5/1/32 Pool # 644591	3,008	3,128
3.5%, 8/1/32 Pool # MA3098	77,436	83,314
5.5%, 10/1/33 Pool # 254904	80,149	92,596
5.5%, 11/1/33 Pool # 555880	190,114	217,612
5%, 5/1/34 Pool # 780890	259,913	298,109
7%, 7/1/34 Pool # 792636	15,707	16,382
4%, 2/1/35 Pool # MA2177	320,525	348,124
5%, 9/1/35 Pool # 820347	128,245	147,135

5%, 9/1/35 Pool # 835699	105,894	119,049
5%, 12/1/35 Pool # 850561	33,328	38,242
5.5%, 9/1/36 Pool # 831820	181,875	209,060
5.5%, 10/1/36 Pool # 901723	73,400	84,894
5.5%, 12/1/36 Pool # 903059	146,004	165,087
4%, 1/1/41 Pool # AB2080	298,767	326,563
2.5%, 5/1/41 Pool # MA4334	248,037	258,292

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
MORTGAGE BACKED SECURITIES - continued
Fannie Mae - continued
4.5%, 7/1/41 Pool # AB3274	$ 84,617	$ 94,458
5.5%, 7/1/41 Pool # AL6588	337,070	390,308
4%, 9/1/41 Pool # AJ1406	155,072	168,942
4%, 10/1/41 Pool # AJ4046	293,239	325,359
3.5%, 6/1/42 Pool # AO4134	243,720	264,194
3.5%, 6/1/42 Pool # AO4136	263,772	284,312
3.5%, 8/1/42 Pool # AP2133	259,717	279,940
4%, 10/1/42 Pool # AP7363	236,748	260,338
3%, 2/1/43 Pool # AB8486	468,381	496,295
3%, 2/1/43 Pool # AL3072	443,696	474,196
3.5%, 3/1/43 Pool # AT0310	252,160	273,329
4%, 1/1/45 Pool # AS4257	67,911	74,201
4.5%, 2/1/45 Pool # MA2193	196,998	215,099
3.5%, 4/1/45 Pool # MA2229	198,346	212,407
3.5%, 11/1/45 Pool # BA4907	214,805	229,178
3.5%, 12/1/45 Pool # AS6309	55,445	59,578
2.5%, 12/1/47 Pool # FM3165	156,489	163,283
4%, 7/1/48 Pool # MA3415	161,813	172,504
		7,454,365
Freddie Mac - 1.9%
4.5%, 2/1/25 Pool # J11722	32,671	34,485
4.5%, 5/1/25 Pool # J12247	28,666	30,297
8%, 6/1/30 Pool # C01005	5,658	6,678
6.5%, 1/1/32 Pool # C62333	56,193	63,285
2.5%, 6/1/35 Pool # RC1421	226,194	236,257
3.5%, 11/1/40 Pool # G06168	120,105	129,425
2%, 3/1/41 Pool # RB5105	490,183	501,080
4.5%, 9/1/41 Pool # Q03516	234,517	261,931
4%, 10/1/41 Pool # Q04092	324,256	356,818
3%, 9/1/42 Pool # C04233	263,513	280,476
3%, 4/1/43 Pool # V80025	417,125	443,914
3%, 4/1/43 Pool # V80026	404,134	430,032
3%, 7/1/45 Pool # G08653	228,264	240,806
3.5%, 8/1/45 Pool # Q35614	342,720	369,686
3%, 10/1/46 Pool # G60722	310,763	330,107
4%, 3/1/47 Pool # Q46801	172,755	185,463

2.5%, 4/1/48 Pool # QA2240	406,969	422,170
		4,322,910
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	$ 16,063	$ 18,701
Total Mortgage Backed Securities (Cost $11,256,541)		11,795,976
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
U.S. Treasury Bonds - 2.5%
6.625%, 2/15/27	1,500,000	1,965,469
3.000%, 5/15/42	1,250,000	1,464,160
2.500%, 2/15/45	750,000	812,022
2.500%, 5/15/46	500,000	542,012
2.250%, 8/15/46	500,000	517,324
3.000%, 5/15/47	200,000	237,922
1.250%, 5/15/50	60,000	49,024
		5,587,933
U.S. Treasury Notes - 5.0%
2.250%, 11/15/25	4,000,000	4,256,875
1.500%, 8/15/26	3,000,000	3,090,469
2.375%, 5/15/27	1,000,000	1,077,070
0.375%, 9/30/27	1,000,000	955,899
2.875%, 5/15/28	1,500,000	1,667,402
0.625%, 8/15/30	500,000	466,191
		11,513,906
Total U.S. Government and Agency Obligations (Cost $16,473,088)		17,101,839
	Shares
SHORT-TERM INVESTMENTS - 3.0%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (F)	6,238,909	6,238,909
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (F) (G)	589,388	589,388
Total Short-Term Investments (Cost $6,828,297)		6,828,297
TOTAL INVESTMENTS - 99.9% (Cost $166,535,116**)		228,117,753
NET OTHER ASSETS AND LIABILITIES - 0.1%		127,670
TOTAL NET ASSETS - 100.0%		$228,245,423

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Diversified Income Fund Portfolio of Investments (unaudited) - continued

**	Aggregate cost for Federal tax purposes was $167,175,497.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of June 30, 2021.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.6% of total net assets.
(E)	All or a portion of these securities, with an aggregate fair value of $579,479, are on loan as part of a securities lending program. See footnote (D) and Note 10 for details on the securities lending program.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.

CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
MTN	Medium Term Note.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 98.1%
Communication Services - 7.1%
Comcast Corp., Class A	$ 166,500	$ 9,493,830
Verizon Communications Inc.	131,000	7,339,930
		16,833,760
Consumer Discretionary - 7.2%
Home Depot Inc./The	25,000	7,972,250
McDonald’s Corp.	26,000	6,005,740
Starbucks Corp.	28,000	3,130,680
		17,108,670
Consumer Staples - 9.8%
Archer-Daniels-Midland Co.	58,000	3,514,800
Coca-Cola Co./The	66,000	3,571,260
Colgate-Palmolive Co.	38,000	3,091,300
Hershey Co./The	14,000	2,438,520
PepsiCo Inc.	42,000	6,223,140
Procter & Gamble Co./The	33,000	4,452,690
		23,291,710
Energy - 4.1%
Baker Hughes Co.	230,000	5,260,100
EOG Resources Inc.	53,000	4,422,320
		9,682,420
Financials - 18.8%
Aflac Inc.	75,000	4,024,500
BlackRock Inc.	11,000	9,624,670
CME Group Inc.	23,000	4,891,640
JPMorgan Chase & Co.	45,000	6,999,300
Northern Trust Corp.	65,000	7,515,300
Travelers Cos. Inc./The	51,500	7,710,065
US Bancorp	66,500	3,788,505
		44,553,980
Health Care - 13.7%
AmerisourceBergen Corp.	19,000	2,175,310
Amgen Inc.	15,500	3,778,125
Bristol-Myers Squibb Co.	104,000	6,949,280
CVS Health Corp.	60,500	5,048,120
Johnson & Johnson	48,500	7,989,890
Medtronic PLC	27,000	3,351,510
Pfizer Inc.	80,000	3,132,800

		32,425,035
Industrials - 12.1%
3M Co.	29,000	5,760,270
Caterpillar Inc.	16,000	3,482,080
Emerson Electric Co.	$ 54,500	$ 5,245,080
Fastenal Co.	92,500	4,810,000
Honeywell International Inc.	12,000	2,632,200
Lockheed Martin Corp.	6,500	2,459,275
Union Pacific Corp.	19,500	4,288,635
		28,677,540
Information Technology - 13.4%
Analog Devices Inc.	29,000	4,992,640
Automatic Data Processing Inc.	14,000	2,780,680
Cisco Systems Inc.	149,000	7,897,000
Oracle Corp.	44,500	3,463,880
Paychex Inc.	46,000	4,935,800
Texas Instruments Inc.	39,500	7,595,850
		31,665,850
Materials - 8.1%
Barrick Gold Corp.	112,000	2,316,160
Franco-Nevada Corp.	28,000	4,061,960
Linde PLC	14,000	4,047,400
Nucor Corp.	91,000	8,729,630
		19,155,150
Real Estate - 2.0%
American Tower Corp., REIT	17,000	4,592,380
Utilities - 1.8%
Dominion Energy Inc.	58,500	4,303,845
Total Common Stocks (Cost $172,784,449)		232,290,340
SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)	4,529,393	4,529,393
Total Short-Term Investments (Cost $4,529,393)		4,529,393
TOTAL INVESTMENTS - 100.0% (Cost $177,313,842**)		236,819,733
NET OTHER ASSETS AND LIABILITIES - 0.0%		(64,043)
TOTAL NET ASSETS - 100.0%		$236,755,690

**	Aggregate cost for Federal tax purposes was $177,313,842.
(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 97.2%
Communication Services - 13.2%
Alphabet Inc., Class C *	4,815	$ 12,067,931
Facebook Inc., Class A *	18,592	6,464,624
Liberty Broadband Corp., Class C *	63,159	10,968,192
		29,500,747
Consumer Discretionary - 10.6%
Dollar Tree Inc. *	69,700	6,935,150
Lowe’s Cos. Inc.	48,378	9,383,881
TJX Cos. Inc./The	108,011	7,282,101
		23,601,132
Financials - 21.8%
Arch Capital Group Ltd. *	174,612	6,799,391
Berkshire Hathaway Inc., Class B *	28,598	7,947,956
Brookfield Asset Management Inc., Class A	163,963	8,358,834
Brookfield Asset Management Reinsurance Partners Ltd., Class A *	1,131	58,823
Marsh & McLennan Cos. Inc.	57,144	8,039,018
Progressive Corp./The	94,906	9,320,718
US Bancorp	143,469	8,173,429
		48,698,169
Health Care - 13.6%
Alcon Inc.	92,838	6,522,798
Becton Dickinson and Co.	40,772	9,915,342
Danaher Corp.	21,038	5,645,758
Novartis AG, ADR	90,809	8,285,413
		30,369,311
Industrials - 9.9%
Copart Inc. *	48,174	6,350,779
Jacobs Engineering Group Inc.	66,378	8,856,153
PACCAR Inc.	78,141	6,974,084
		22,181,016
Information Technology - 20.2%
Accenture PLC, Class A	23,950	$ 7,060,221
Adobe Inc. *	9,508	5,568,265
Analog Devices Inc.	47,150	8,117,344
Fiserv Inc. *	90,187	9,640,089
TE Connectivity Ltd.	49,649	6,713,041
Visa Inc., Class A	34,943	8,170,372
		45,269,332

Materials - 5.4%
Linde PLC	15,186	4,390,273
PPG Industries Inc.	45,851	7,784,124
		12,174,397
Real Estate - 2.5%
American Tower Corp., REIT	20,798	5,618,372
Total Common Stocks (Cost $125,370,782)		217,412,476
SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)	6,461,314	6,461,314
Total Short-Term Investments (Cost $6,461,314)		6,461,314
TOTAL INVESTMENTS - 100.1% (Cost $131,832,096**)		223,873,790
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(257,060)
TOTAL NET ASSETS - 100.0%		$223,616,730

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $132,429,713.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 93.4%
Communication Service - 6.4%
Liberty Broadband Corp., Class C *	65,954	$ 11,453,572
Consumer Discretionary - 11.7%
CarMax Inc. *	55,365	7,150,390
Dollar Tree Inc. *	83,026	8,261,087
Ross Stores Inc.	43,829	5,434,796
		20,846,273
Consumer Staples - 1.1%
Brown-Forman Corp., Class B	26,484	1,984,711

Financials - 28.7%
Capital Markets - 4.8%
Brookfield Asset Management Inc., Class A	103,932	5,298,453
Brookfield Asset Management Reinsurance Partners Ltd., Class A *	717	37,287
Moelis & Co., Class A	56,183	3,196,251
		8,531,991
Commercial Banks - 1.9%
Glacier Bancorp Inc.	61,765	3,402,016
Diversified Financial Services - 1.6%
Cannae Holdings Inc. *	85,466	2,898,152
Insurance - 20.4%
Arch Capital Group Ltd. *	208,464	8,117,588
Brown & Brown Inc.	127,835	6,793,152
Kemper Corp.	39,176	2,895,106
Markel Corp. *	6,652	7,893,995
Progressive Corp./The	68,118	6,689,869
W R Berkley Corp.	56,445	4,201,201
		36,590,911
		51,423,070
Health Care - 4.3%
Laboratory Corp. of America Holdings *	27,916	7,700,629
Industrials - 22.2%
Armstrong World Industries Inc.	34,826	$ 3,735,437
Carlisle Cos. Inc.	38,751	7,416,166
Clarivate PLC *	216,134	5,950,169
Copart Inc. *	48,823	6,436,336
Dun & Bradstreet Holdings Inc. *	175,324	3,746,674
Expeditors International of Washington Inc.	32,160	4,071,456

IHS Markit Ltd.	42,210	4,755,379
PACCAR Inc.	39,757	3,548,312
		39,659,929
Information Technology - 19.0%
Amphenol Corp., Class A	73,112	5,001,592
Arista Networks Inc. *	18,929	6,858,166
CDW Corp.	35,161	6,140,869
Gartner Inc. *	44,569	10,794,612
Vontier Corp.	158,732	5,171,488
		33,966,727
Total Common Stocks (Cost $80,132,555)		167,034,911
SHORT-TERM INVESTMENTS - 6.7%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)	11,987,825	11,987,825
Total Short-Term Investments (Cost $11,987,825)		11,987,825
TOTAL INVESTMENTS - 100.1% (Cost $92,120,380**)		179,022,736
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(131,550)
TOTAL NET ASSETS - 100.0%		$178,891,186

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $92,287,510.
(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 98.6%
Australia - 4.3%
CSL Ltd.	1,265	$ 270,556
Macquarie Group Ltd.	2,933	344,084
Treasury Wine Estates Ltd.	68,829	602,902
		1,217,542
Brazil - 3.1%
Itau Unibanco Holding S.A., ADR	61,773	371,256
Pagseguro Digital Ltd., Class A *	9,166	512,562
		883,818
Canada - 4.6%
Cameco Corp.	17,882	342,977
Canadian Pacific Railway Ltd.	4,555	350,325
Manulife Financial Corp.	31,243	615,487
		1,308,789
China - 8.9%
Alibaba Group Holding Ltd., ADR *	3,516	797,358
Ping An Insurance Group Co. of China Ltd., Class H	58,521	573,203
TAL Education Group, ADR *	12,972	327,284
Tencent Holdings Ltd.	10,900	819,855
		2,517,700
Denmark - 2.2%
Chr Hansen Holding A/S	3,702	334,117
Genmab A/S *	699	286,009
		620,126
France - 9.0%
Airbus SE *	4,867	625,812
Air Liquide S.A.	2,384	417,410
EssilorLuxottica S.A.	1,801	332,375
Hermes International	218	317,559
Iliad S.A. (A)	3,405	498,225
LVMH Moet Hennessy Louis Vuitton SE	455	356,782
		2,548,163
Germany - 7.4%
adidas AG	1,215	452,231
KION Group AG	4,316	459,979
SAP SE, ADR	2,149	301,849
Siemens AG	3,635	575,929
Symrise AG	2,220	309,303

		2,099,291
Hong Kong - 1.5%
AIA Group Ltd.	35,220	437,738
India - 6.3%
HDFC Bank Ltd., ADR *	8,829	$ 645,577
Infosys Ltd., ADR	16,554	350,779
Larsen & Toubro Ltd., GDR	38,804	779,960
		1,776,316
Ireland - 2.4%
Kerry Group PLC, Class A	2,448	341,940
Ryanair Holdings PLC, ADR *	3,275	354,388
		696,328
Israel - 1.3%
CyberArk Software Ltd. *	2,795	364,105
Italy - 1.3%
Ferrari N.V.	1,799	370,684
Japan - 13.5%
CyberAgent Inc.	14,100	302,700
Disco Corp.	900	275,035
Keyence Corp.	600	302,822
Murata Manufacturing Co. Ltd.	4,200	320,666
Nidec Corp.	2,900	336,086
Seven & I Holdings Co. Ltd.	11,400	543,551
Shiseido Co. Ltd.	4,200	308,909
Sony Group Corp.	4,900	477,011
Toray Industries Inc.	76,200	506,948
Toyota Motor Corp.	5,400	471,975
		3,845,703
Mexico - 4.2%
Grupo Mexico S.A.B. de C.V., Series B	138,763	654,067
Wal-Mart de Mexico S.A.B. de C.V., ADR (A)	16,195	530,224
		1,184,291
Netherlands - 4.4%
ASML Holding N.V.	981	677,714
NXP Semiconductors N.V.	2,752	566,142
		1,243,856
Singapore - 1.4%
DBS Group Holdings Ltd.	18,500	410,117
South Korea - 1.2%
LG Household & Health Care Ltd.	223	348,911
Spain - 1.4%
Grifols S.A.	14,755	399,603

Sweden - 2.0%
Telefonaktiebolaget LM Ericsson, Class B	46,170	580,274

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
International Stock Fund Portfolio of Investments (unaudited) - continued

	Shares	Value (Note 2,3)
COMMON STOCKS - continued
Switzerland - 6.3%
Credit Suisse Group AG	63,618	$ 666,399
Nestle S.A.	2,505	311,944
Novartis AG	5,431	494,938
Partners Group Holding AG	205	310,519
		1,783,800
Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,303	517,048
United Kingdom - 10.1%
AstraZeneca PLC	7,404	889,309
Diageo PLC	8,229	393,972
London Stock Exchange Group PLC	3,825	421,702
Prudential PLC	35,448	673,499
Royal Dutch Shell PLC, Class B	24,880	481,487
		2,859,969
Total Common Stocks (Cost $27,484,642)		28,014,172
CORPORATE NOTES AND BONDS - 0.1%
Guernsey - 0.1%
Credit Suisse Group Guernsey VII Ltd. (B)	21,000	25,422
Total Corporate Notes and Bonds (Cost $23,124)		25,422
Short-Term Investments - 2.8%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)	278,175	278,175
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (C) (D)	511,609	511,609
		789,784
Total Short-Term Investments (Cost $789,784)		789,784
		Value (Note 2,3)
TOTAL INVESTMENTS - 101.5% (Cost $28,297,550**)		$ 28,829,378
NET OTHER ASSETS AND LIABILITIES - (1.5%)		(421,054)
TOTAL NET ASSETS - 100.0%		$ 28,408,324

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $28,328,855.
(A)	All or a portion of these securities, with an aggregate fair value of $553,783, are on loan as part of a securities lending program. See footnote (D) and Note 10 for details on the securities lending program.
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.” The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 95.2%
Alternative Funds - 2.0%
Invesco Optimum Yield Diversified Commodity Strategy	29,718	$ 597,035
Bond Funds - 73.2%
iShares MBS ETF (A)	100,051	10,828,520
Schwab Intermediate-Term U.S. Treasury ETF (B)	126,859	7,214,471
Vanguard Extended Duration Treasury ETF	26,559	3,594,761
Vanguard Long-Term Corporate Bond ETF	2,828	302,426
		21,940,178
Foreign Stock Funds - 4.0%
Franklin FTSE United Kingdom ETF	12,029	297,717
iShares MSCI Emerging Markets Min Vol Factor ETF	4,444	285,127
iShares MSCI Japan Small-Cap ETF	4,027	321,707
SPDR S&P China ETF	2,244	297,779
		1,202,330
Stock Funds - 16.0%
Distillate U.S. Fundamental Stability & Value ETF	13,984	582,993
Global X MLP ETF	7,927	$ 306,378
Global X Silver Miners ETF	7,067	301,761
Global X US Infrastructure Development ETF	17,869	460,127
iShares Nasdaq Biotechnology ETF	3,671	600,759
VanEck Vectors Gold Miners ETF	17,652	599,815
Vanguard Financials ETF	8,548	773,167
Vanguard Information Technology ETF	2,990	1,192,322
		4,817,322
TOTAL INVESTMENTS - 95.2% (Cost $27,434,607**)		28,556,865
NET OTHER ASSETS AND LIABILITIES - 4.8%		1,429,839
TOTAL NET ASSETS - 100.0%		$ 29,986,704

**	Aggregate cost for Federal tax purposes was $27,557,864.
(A)	Greater than 25% of the portfolio. For more information refer the website https://www.ishares.com/us/products/239465/ishares-mbs-etf.
(B)	Greater than 25% of the portfolio. For more information refer the website https://www.schwabassetmanagement.com/products/schr
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 94.9%
Alternative Funds – 4.0%
Invesco Optimum Yield Diversified Commodity Strategy	145,225	$ 2,917,570
Bond Funds - 43.9%
iShares MBS ETF	107,722	11,658,752
Schwab Intermediate-Term U.S. Treasury ETF	230,507	13,108,933
Vanguard Extended Duration Treasury ETF	48,112	6,511,959
Vanguard Long-Term Corporate Bond ETF	6,827	730,080
		32,009,724
Foreign Stock Funds - 12.9%
Franklin FTSE United Kingdom ETF	29,055	719,111
iShares MSCI Emerging Markets Asia ETF	15,732	1,454,738
iShares MSCI Emerging Markets Min Vol Factor ETF	44,943	2,883,543
iShares MSCI Japan Small-Cap ETF	9,218	736,403
iShares MSCI Switzerland ETF	29,985	1,458,171
JPMorgan BetaBuilders Japan ETF	25,706	1,452,132
SPDR S&P China ETF	5,489	728,390
		9,432,488
Stock Funds - 34.1%
Distillate U.S. Fundamental Stability & Value ETF	104,975	$ 4,376,408
Global X MLP ETF	38,241	1,478,015
Global X Silver Miners ETF	34,242	1,462,133
Global X US Infrastructure Development ETF	85,144	2,192,458
iShares MSCI Global Metals & Mining Producers ETF	16,131	728,557
iShares Nasdaq Biotechnology ETF	17,711	2,898,405
VanEck Vectors Gold Miners ETF	64,629	2,196,093
Vanguard Financials ETF	24,374	2,204,628
Vanguard Information Technology ETF	18,331	7,309,853
		24,846,550
TOTAL INVESTMENTS - 94.9% (Cost $61,979,033**)		69,206,332
NET OTHER ASSETS AND LIABILITIES - 5.1%		3,714,625
TOTAL NET ASSETS -100.0%		$ 72,920,957

**	Aggregate cost for Federal tax purposes was $62,622,518.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 95.0%
Alternative Funds - 5.0%
Invesco Optimum Yield Diversified Commodity Strategy	104,647	$ 2,102,358
Bond Funds - 32.9%
iShares MBS ETF	39,253	4,248,352
Schwab Intermediate-Term U.S. Treasury ETF	111,081	6,317,177
Vanguard Extended Duration Treasury ETF	21,743	2,942,915
Vanguard Long-Term Corporate Bond ETF	3,944	421,771
		13,930,215
Foreign Stock Funds - 16.5%
Franklin FTSE United Kingdom ETF	25,153	622,537
iShares MSCI Emerging Markets Asia ETF	11,418	1,055,822
iShares MSCI Emerging Markets Min Vol Factor ETF	33,018	2,118,435
iShares MSCI Japan Small-Cap ETF	5,458	436,026
iShares MSCI Switzerland ETF	17,402	846,259
JPMorgan BetaBuilders Japan ETF	22,473	1,269,500
SPDR S&P China ETF	4,754	630,856
		6,979,435
Stock Funds - 40.6%
Distillate U.S. Fundamental Stability & Value ETF	71,995	$ 3,001,472
Global X MLP ETF	33,355	1,289,171
Global X Silver Miners ETF	19,879	848,833
Global X US Infrastructure Development ETF	49,326	1,270,144
iShares MSCI Global Metals & Mining Producers ETF	13,688	618,219
iShares Nasdaq Biotechnology ETF	12,883	2,108,303
VanEck Vectors Gold Miners ETF	49,681	1,688,160
Vanguard Financials ETF	14,006	1,266,843
Vanguard Information Technology ETF	12,730	5,076,342
		17,167,487
TOTAL INVESTMENTS - 95.0% (Cost $35,096,024**)		40,179,495
NET OTHER ASSETS AND LIABILITIES - 5.0%		2,129,838
TOTAL NET ASSETS - 100.0%		$ 42,309,333

**	Aggregate cost for Federal tax purposes was $35,481,286.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 95.1%
Alternative Funds - 6.0%
Invesco Optimum Yield Diversified Commodity Strategy	99,297	$ 1,994,877
Bond Funds - 23.0%
iShares MBS ETF	12,482	1,350,927
Schwab Intermediate-Term U.S. Treasury ETF	69,834	3,971,460
Vanguard Extended Duration Treasury ETF	14,640	1,981,524
Vanguard Long-Term Corporate Bond ETF	3,125	334,187
		7,638,098
Foreign Stock Funds - 19.9%
Franklin FTSE United Kingdom ETF	26,361	652,435
iShares MSCI Emerging Markets Asia ETF	10,775	996,364
iShares MSCI Emerging Markets Min Vol Factor ETF	31,044	1,991,783
iShares MSCI Japan Small-Cap ETF	4,152	331,693
iShares MSCI Switzerland ETF	13,694	665,939
JPMorgan BetaBuilders Japan ETF	23,421	1,323,052
SPDR S&P China ETF	5,012	665,093
		6,626,359
	Shares	Value (Note 2,3)
Stock Funds - 46.2%
Distillate U.S. Fundamental Stability & Value ETF	64,035	$ 2,669,619
Global X MLP ETF	26,255	1,014,756
Global X Silver Miners ETF	15,581	665,309
Global X US Infrastructure Development ETF	39,030	1,005,022
iShares MSCI Global Metals & Mining Producers ETF	14,703	664,061
iShares Nasdaq Biotechnology ETF	12,129	1,984,911
VanEck Vectors Gold Miners ETF	49,177	1,671,034
Vanguard Financials ETF	11,154	1,008,879
Vanguard Information Technology ETF	11,748	4,684,750
		15,368,341
TOTAL INVESTMENTS - 95.1% (Cost $27,295,831**)		31,627,675
NET OTHER ASSETS AND LIABILITIES - 4.9%		1,639,174
TOTAL NET ASSETS - 100.0%		$ 33,266,849

**	Aggregate cost for Federal tax purposes was $27,634,566.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Statements of Assets and Liabilities as of June 30, 2021 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Core Bond Fund	High Income Fund	Diversified Income Fund	Large Cap Value Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$105,064,060	$114,243,818	$ 39,816,724	$110,455,253	$ 17,471,702	$228,117,753	$236,819,733
Investments in affiliated securities, at fair value‡1	56,707,492	68,080,470	19,138,399	–	–	–	–
Cash	–	–	–	449,404	–	–	–
Receivables:
Investments sold	–	–	–	–	–	754,429	–
Fund shares sold	10,712	260,423	998	25,466	5,359	14,034	–
Dividends and interest	88,240	103,091	30,264	637,044	207,420	564,720	232,701
Due from Adviser	13,113	14,695	4,624	–	–	–	–
Total assets	161,883,617	182,702,497	58,991,009	111,567,167	17,684,481	229,450,936	237,052,434
Liabilities:
Payables:
Investments purchased	–	–	–	300,000	–	447,173	–
Fund shares repurchased	19,827	1,208	2,364	10,234	5,202	16,010	163,538
Upon return of securities loaned	2,665,104	5,008,532	3,132,486	576,063	626,970	589,388	–
Advisory agreement fees	39,340	44,085	13,872	49,816	10,511	132,758	118,499
Audit and trustee fees	8,559	11,265	3,487	7,244	1,107	14,016	14,034
Distribution fees - Class II	3,873	3,498	180	4,456	713	6,168	673
Due to Custodian	–	–	–	–	175	–	–
Total liabilities	2,736,703	5,068,588	3,152,389	947,813	644,678	1,205,513	296,744
Net assets applicable to outstanding capital stock	$159,146,914	$177,633,909	$ 55,838,620	$110,619,354	$ 17,039,803	$228,245,423	$236,755,690
Net assets consist of:
Paid-in capital in excess of par	$143,581,329	$143,659,436	$ 42,560,046	$101,819,547	$ 18,570,303	$146,679,197	$176,400,789
Accumulated distributable earnings (loss)	15,565,585	33,974,473	13,278,574	8,799,807	(1,530,500)	81,566,226	60,354,901
Net Assets	$159,146,914	$177,633,909	$ 55,838,620	$110,619,354	$ 17,039,803	$228,245,423	$236,755,690
Class I Shares:
Net Assets	$140,258,315	$160,633,523	$ 54,966,440	$ 88,851,043	$ 13,558,783	$198,418,942	$233,600,593
Shares of beneficial interest outstanding	13,295,957	15,193,392	5,862,710	8,792,290	1,597,639	9,520,170	8,905,285

Net Asset Value and redemption price per share	$ 10.55	$ 10.57	$ 9.38	$ 10.11	$ 8.49	$ 20.84	$ 26.23
Class II Shares:
Net Assets	18,888,599	17,000,386	872,180	21,768,311	3,481,020	29,826,481	3,155,097
Shares of beneficial interest outstanding	1,787,874	1,607,575	93,384	2,166,412	410,271	1,447,959	122,257
Net Asset Value and redemption price per share	$ 10.56	$ 10.58	$ 9.34	$ 10.05	$ 8.48	$ 20.60	$ 25.81

† Cost of Investments in unaffiliated securities	$ 99,732,085	$103,785,197	$ 35,195,450	$103,910,659	$ 16,899,707	$166,535,116	$177,313,842
‡ Cost of investments in affiliated securities	$ 48,791,495	$ 49,611,104	$ 12,483,272	$ –	$ –	$ –	$ –
§ Fair Value of securities on loan	$ 6,311,759	$ 8,088,238	$ 6,109,507	$ 566,471	$ 613,545	$ 579,479	$ –
[1]See Note 12 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Statements of Assets and Liabilities as of June 30, 2021 (unaudited)

	Large Cap Growth Fund	Mid Cap Fund	International Stock Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund
Assets:
Investments in unaffiliated securities, at fair value†	$223,873,790	$179,022,736	$ 28,829,378	$ 28,556,865	$ 69,206,332	$ 40,179,495	$ 31,627,675
Cash	66,545	42,322	–	1,367,926	3,598,247	2,323,258	1,642,179
Foreign currency (cost of $5,068) (Note 2)	–	–	5,042	–	–	–	–
Receivables:
Investments sold	–	–	14	204,914	926,094	691,865	788,489
Fund shares sold	–	–	3,230	–	38,091	–	–
Dividends and interest	243,652	59,279	122,957	2,083	12,186	7,124	5,420
Total assets	224,183,987	179,124,337	28,960,621	30,131,788	73,780,950	43,201,742	34,063,763
Liabilities:
Payables:
Investments purchased	–	–	–	68,259	842,001	877,598	747,477
Fund shares repurchased	404,130	90,347	7,227	69,292	–	4,444	41,231
Upon return of securities loaned	–	–	511,609	–	–	–	–
Advisory agreement fees	146,676	130,740	27,143	6,262	15,007	8,644	6,845
Administrative services agreement fees	–	–	–	1,271	2,985	1,723	1,361
Audit and trustee fees	13,365	10,721	1,901	–	–	–	–
Distribution fees - Class II	3,086	1,343	1,608	–	–	–	–
Due to Custodian	–	–	2,809	–	–	–	–
Total liabilities	567,257	233,151	552,297	145,084	859,993	892,409	796,914
Net assets applicable to outstanding capital stock	$223,616,730	$178,891,186	$ 28,408,324	$ 29,986,704	$ 72,920,957	$ 42,309,333	$ 33,266,849
Net assets consist of:
Paid-in capital in excess of par	$122,921,823	$ 80,563,777	$ 25,740,414	$ 28,236,247	$ 63,699,482	$ 35,708,531	$ 27,879,525
Accumulated distributable earnings (loss)	100,694,907	98,327,409	2,667,910	1,750,457	9,221,475	6,600,802	5,387,324
Net Assets	$223,616,730	$178,891,186	$ 28,408,324	$ 29,986,704	$ 72,920,957	$ 42,309,333	$ 33,266,849
Class I Shares:
Net Assets	$208,642,244	$172,330,444	$ 20,688,729	$ 29,986,704	$ 72,920,957	$ 42,309,333	$ 33,266,849
Shares of beneficial interest outstanding	8,941,086	8,702,625	1,607,376	3,824,249	8,586,943	5,352,330	2,411,200

Net Asset Value and redemption price per share	$ 23.34	$ 19.80	$ 12.87	$ 7.84	$ 8.49	$ 7.90	$ 13.80
Class II Shares:
Net Assets	$ 14,974,486	$ 6,560,742	$ 7,719,595
Shares of beneficial interest outstanding	659,441	345,709	604,160
Net Asset Value and redemption price per share	$ 22.71	$ 18.98	$ 12.78

† Cost of Investments in unaffiliated securities	$131,832,096	$ 92,120,380	$ 28,297,550	$ 27,434,607	$ 61,979,033	$ 35,096,024	$ 27,295,831
‡ Cost of investments in affiliated securities	$ –	$ –	$ –	$ –	$ –	$ –	$ –
§ Fair Value of securities on loan	$ –	$ –	$ 553,783	$ –	$ –	–	$ –
[1]See Note 12 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Statements of Operations for the Period Ended June 30, 2021 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Core Bond Fund	High Income Fund	Diversified Income Fund	Large Cap Value Fund
Investment Income:
Interest	$ 736	$ 1,176	$ 484	$ 1,440,001	$ 426,376	$ 776,494	$ 629
Dividends
Unaffiliated issuers	689,516	600,462	176,379	–	8,871	1,824,195	2,646,256
Affiliated issuers[1]	406,182	365,652	82,794	–	–	–	–
Less: Foreign taxes withheld/reclaimed	–	–	–	–	–	1,616	(8,130)
Income from securities lending	26,413	27,653	13,821	823	1,719	480	–
Total investment income	1,122,847	994,943	273,478	1,440,824	436,966	2,602,785	2,638,755
Expenses:[1]
Advisory agreement fees	238,870	266,294	83,646	303,791	64,257	785,079	687,515
Administrative services agreement fees	–	–	–	–	–	–	–
Audit fees	8,798	11,270	3,494	7,224	1,106	14,031	14,070
Trustee fees	3,596	4,606	1,428	2,952	452	5,734	5,750
Distribution fees – Class II	23,373	21,429	1,117	27,583	4,437	36,447	4,197
Other expenses	175	194	61	121	19	235	235
Total expenses before reimbursement/waiver	274,812	303,793	89,746	341,671	70,271	841,526	711,767
Less reimbursement/waiver[1]	(79,623)	(88,765)	(27,882)	–	–	–	–
Total expenses net of reimbursement/waiver	195,189	215,028	61,864	341,671	70,271	841,526	711,767
Net Investment Income	927,658	779,915	211,614	1,099,153	366,695	1,761,259	1,926,988
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	1,104,085	4,187,573	1,774,937	1,156,250	116,624	18,945,198	16,446,983
Affiliated issuers[2]	458,690	190,242	62,683	–	–	–	–

Net change in unrealized appreciation (depreciation )on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	178,727	(418,974)	229,693	(3,931,976)	104,613	(2,938,425)	8,780,069
Affiliated issuers[2]	598,709	3,659,590	1,506,190	–	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments	2,340,211	7,618,431	3,573,503	(2,775,726)	221,237	16,006,773	25,227,052
Net Increase (Decrease) in Net Assets from Operations	$ 3,267,869	$ 8,398,346	$ 3,785,117	$(1,676,573)	$ 587,932	$ 17,768,032	$ 27,154,040

[1]	See Note 4 for information on expense, including any waivers.
[2]	See Note 12 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Statements of Operations for the Period Ended June 30, 2021 (unaudited)

	Large Cap Growth Fund	Mid Cap Fund	International Stock Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund
Investment Income:
Interest	$ 837	$ 1,596	$ 43	$ –	$ –	–	$ –
Dividends
Unaffiliated issuers	1,635,397	972,644	418,978	181,467	357,153	196,384	139,812
Less: Foreign taxes withheld/reclaimed	(46,300)	(4,255)	(33,982)	–	–	–	–
Income from securities lending	–	33	804	–	–	–	–
Total investment income	1,589,934	970,018	385,843	181,467	357,153	196,384	139,812
Expenses:[1]
Advisory agreement fees	865,507	778,080	167,769	40,234	88,818	52,068	39,428
Administrative services agreement fees	–	–	–	8,047	17,764	10,414	7,886
Audit fees	13,394	10,740	1,898	–	–	–	–
Trustee fees	5,473	4,388	775	906	1,796	1,075	788
Distribution fees – Class II	19,201	8,483	10,263	–	–	–	–
Other expenses	228	183	33	36	78	45	33
Total expenses	903,803	801,874	180,738	49,223	108,456	63,602	48,135
Net Investment Income (Loss)	686,131	168,144	205,105	132,244	248,697	132,782	91,677
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	8,670,368	11,370,068	6,655,103	893,823	2,602,334	1,957,824	1,352,786
Net change in unrealized appreciation (depreciation )on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)

Unaffiliated issuers	15,183,644	9,069,482	(6,383,001)	(915,156)	305,720	356,799	751,458
Net Realized and Unrealized Gain (Loss) on Investments	23,854,012	20,439,550	272,102	(21,333)	2,908,054	2,314,623	2,104,244
Net Increase (Decrease) in Net Assets from Operations	$ 24,540,143	$ 20,607,694	$ 477,207	$ 110,911	$ 3,156,751	$ 2,447,405	$ 2,195,921

[1]	See Note 4 for information on expense, including any waivers.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund
	(unaudited) Six-Months Ended 6/30/21	Year Ended 12/31/20	(unaudited) Six-Months Ended 6/30/21	Year Ended 12/31/20
Net Assets at beginning of period	$165,422,761	$130,995,821	$179,989,672	$189,854,850
Increase (decrease) in net assets from operations:
Net investment income	927,658	1,945,869	779,915	2,308,092
Net realized gain	1,562,775	6,684,949	4,377,815	11,284,289
Net change in unrealized appreciation	777,436	3,093,223	3,240,616	3,045,547
Net increase in net assets from operations	3,267,869	11,724,041	8,398,346	16,637,928
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	–	(8,061,564)	–	(12,984,705)
Class II	–	(1,068,491)	–	(1,444,763)
Return of capital	–	(1,905,258)	–	(5,552,711)
Total distributions	–	(11,035,313)	–	(19,982,179)
Capital Stock transactions:
Class I Shares
Shares sold	2,806,305	46,191,515	4,099,967	6,043,791
Issued to shareholders in reinvestment of distributions	–	9,783,820	–	18,033,122
Shares redeemed	(11,466,033)	(19,113,313)	(13,016,496)	(30,150,980)
Net increase (decrease) from capital stock transactions	(8,659,728)	36,862,022	(8,916,529)	(6,074,067)
Class II Shares
Shares sold	634,606	585,685	708,561	442,855
Issued to shareholders in reinvestment of distributions	–	1,251,493	–	1,949,057
Shares redeemed	(1,518,594)	(4,960,988)	(2,546,141)	(2,838,772)
Net decrease from capital stock transactions	(883,988)	(3,123,810)	(1,837,580)	(446,860)
Total increase (decrease) from capital stock transactions	(9,543,716)	33,738,212	(10,754,109)	(6,520,927)
Total increase (decrease) in net assets	(6,275,847)	34,426,940	(2,355,763)	(9,865,178)
Net Assets at end of period	$159,146,914	$165,422,761	$177,633,909	$179,989,672
Capital Share transactions:

Class I Shares
Shares sold	269,969	4,235,789	397,582	583,269
Issued to shareholders in reinvestment of distributions	–	948,316	–	1,790,635
Shares redeemed	(1,107,204)	(1,816,927)	(1,260,588)	(2,906,367)
Net increase (decrease) from capital shares transactions	(837,235)	3,367,178	(863,006)	(532,463)
Class II Shares
Shares sold	60,708	59,489	68,486	44,465
Issued to shareholders in reinvestment of distributions	–	120,975	–	193,249
Shares redeemed	(146,068)	(475,294)	(247,451)	(272,965)
Net decrease from capital shares transactions	(85,360)	(294,830)	(178,965)	(35,251)

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Statements of Changes in Net Assets

	Aggressive Allocation Fund		Core Bond Fund
	(unaudited) Six-Months Ended 6/30/21	Year Ended 12/31/20	(unaudited) Six-Months Ended 6/30/21	Year Ended 12/31/20
Net Assets at beginning of period	$ 55,567,094	$ 62,398,638	$116,192,174	$122,533,850
Increase (decrease) in net assets from operations:
Net investment income	211,614	634,435	1,099,153	2,629,604
Net realized gain	1,837,620	3,478,534	1,156,250	2,570,295
Net change in unrealized appreciation (depreciation)	1,735,883	783,313	(3,931,976)	5,133,873
Net increase (decrease) in net assets from operations	3,785,117	4,896,282	(1,676,573)	10,333,772
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	–	(4,388,799)	(419,452)	(4,088,653)
Class II	–	(88,439)	(103,175)	(1,011,953)
Return of capital	–	(2,445,604)	–	–
Total distributions	–	(6,922,842)	(522,627)	(5,100,606)
Capital Stock transactions:
Class I Shares
Shares sold	2,734,593	4,342,614	2,977,268	4,851,949
Issued to shareholders in reinvestment of distributions	–	6,789,524	419,452	4,088,653
Shares redeemed	(5,964,620)	(15,833,495)	(5,291,759)	(16,261,381)
Net decrease from capital stock transactions	(3,230,027)	(4,701,357)	(1,895,039)	(7,320,779)
Class II Shares
Shares sold	21,722	64,245	823,747	346,728
Issued to shareholders in reinvestment of distributions	–	133,318	103,175	1,011,953
Shares redeemed	(305,286)	(301,190)	(2,405,503)	(5,612,744)
Net decrease from capital stock transactions	(283,564)	(103,627)	(1,478,581)	(4,254,063)
Total decrease from capital stock transactions	(3,513,591)	(4,804,984)	(3,373,620)	(11,574,842)
Total increase (decrease) in net assets	271,526	(6,831,544)	(5,572,820)	(6,341,676)
Net Assets at end of period	$ 55,838,620	$ 55,567,094	$110,619,354	$116,192,174
Capital Share transactions:
Class I Shares
Shares sold	301,191	481,026	296,341	471,492

Issued to shareholders in reinvestment of distributions	–	777,102	41,620	398,126
Shares redeemed	(657,116)	(1,763,678)	(525,324)	(1,568,063)
Net decrease from capital shares transactions	(355,925)	(505,550)	(187,363)	(698,445)
Class II Shares
Shares sold	2,441	8,270	82,344	33,611
Issued to shareholders in reinvestment of distributions	–	15,296	10,295	99,004
Shares redeemed	(34,369)	(38,658)	(239,963)	(546,940)
Net decrease from capital shares transactions	(31,928)	(15,092)	(147,324)	(414,325)

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Statements of Changes in Net Assets

	High Income Fund		Diversified Income Fund
	(unaudited) Six-Months Ended 6/30/21	Year Ended 12/31/20	(unaudited) Six-Months Ended 6/30/21	Year Ended 12/31/20
Net Assets at beginning of period	$ 17,681,974	$ 19,839,129	$224,564,622	$240,580,948
Increase (decrease) in net assets from operations:
Net investment income	366,695	850,580	1,761,259	4,371,142
Net realized gain (loss)	116,624	(408,086)	18,945,198	7,922,195
Net change in unrealized appreciation (depreciation)	104,613	480,879	(2,938,425)	2,978,973
Net increase in net assets from operations	587,932	923,373	17,768,032	15,272,310
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(66,300)	(684,346)	(2,236,661)	(10,536,109)
Class II	(16,894)	(172,973)	(338,287)	(1,531,595)
Total distributions	(83,194)	(857,319)	(2,574,948)	(12,067,704)
Capital Stock transactions:
Class I Shares
Shares sold	169,581	134,222	1,680,562	5,201,696
Issued to shareholders in reinvestment of distributions	66,300	684,346	2,236,661	10,536,109
Shares redeemed	(1,069,471)	(2,547,534)	(14,207,013)	(29,851,046)
Net decrease from capital stock transactions	(833,590)	(1,728,966)	(10,289,790)	(14,113,241)
Class II Shares
Shares sold	71,837	97,374	78,074	335,127
Issued to shareholders in reinvestment of distributions	16,894	172,973	338,287	1,531,595
Shares redeemed	(402,050)	(764,590)	(1,638,854)	(6,974,413)
Net decrease from capital stock transactions	(313,319)	(494,243)	(1,222,493)	(5,107,691)
Total decrease from capital stock transactions	(1,146,909)	(2,223,209)	(11,512,283)	(19,220,932)
Total increase (decrease) in net assets	(642,171)	(2,157,155)	3,680,801	(16,016,326)
Net Assets at end of period	$ 17,039,803	$ 17,681,974	$228,245,423	$224,564,622
Capital Share transactions:

Class I Shares
Shares sold	20,195	16,592	81,871	280,302
Issued to shareholders in reinvestment of distributions	7,831	83,829	105,949	554,777
Shares redeemed	(127,799)	(318,526)	(704,284)	(1,617,695)
Net decrease from capital shares transactions	(99,773)	(218,105)	(516,464)	(782,616)
Class II Shares
Shares sold	8,557	11,954	4,007	19,791
Issued to shareholders in reinvestment of distributions	1,996	21,147	16,212	81,433
Shares redeemed	(48,003)	(96,345)	(82,152)	(377,411)
Net decrease from capital shares transactions	(37,450)	(63,244)	(61,933)	(276,187)

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Statements of Changes in Net Assets

	Large Cap Value Fund		Large Cap Growth Fund
	(unaudited) Six-Months Ended 6/30/21	Year Ended 12/31/20	(unaudited) Six-Months Ended 6/30/21	Year Ended 12/31/20
Net Assets at beginning of period	$223,906,583	$261,058,864	$214,460,395	$215,344,635
Increase (decrease) in net assets from operations:
Net investment income	1,926,988	3,777,682	686,131	814,152
Net realized gain (loss)	16,446,983	(17,524,375)	8,670,368	14,625,132
Net change in unrealized appreciation (depreciation)	8,780,069	1,249,332	15,183,644	9,941,338
Net increase (decrease) in net assets from operations	27,154,040	(12,497,361)	24,540,143	25,380,622
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(394,440)	(6,515,226)	(2,558,822)	(15,708,675)
Class II	(5,465)	(92,566)	(189,580)	(1,286,764)
Total distributions	(399,905)	(6,607,792)	(2,748,402)	(16,995,439)
Capital Stock transactions:
Class I Shares
Shares sold	2,269,715	4,984,565	2,173,583	4,946,490
Issued to shareholders in reinvestment of distributions	394,440	6,515,226	2,558,822	15,708,675
Shares redeemed	(15,938,459)	(29,012,440)	(14,906,701)	(27,716,662)
Net decrease from capital stock transactions	(13,274,304)	(17,512,649)	(10,174,296)	(7,061,497)
Class II Shares
Shares sold	73,718	219,678	63,841	101,423
Issued to shareholders in reinvestment of distributions	5,465	92,566	189,580	1,286,764
Shares redeemed	(709,907)	(846,723)	(2,714,531)	(3,596,113)
Net decrease from capital stock transactions	(630,724)	(534,479)	(2,461,110)	(2,207,926)
Total decrease from capital stock transactions	(13,905,028)	(18,047,128)	(12,635,406)	(9,269,423)
Total increase (decrease) in net assets	12,849,107	(37,152,281)	9,156,335	(884,240)
Net Assets at end of period	$236,755,690	$223,906,583	$223,616,730	$214,460,395

Capital Share transactions:
Class I Shares
Shares sold	92,837	234,168	99,261	258,629
Issued to shareholders in reinvestment of distributions	14,722	302,138	110,350	781,630
Shares redeemed	(649,992)	(1,325,104)	(675,297)	(1,437,940)
Net decrease from capital shares transactions	(542,433)	(788,798)	(465,686)	(397,681)
Class II Shares
Shares sold	3,130	10,538	3,045	5,380
Issued to shareholders in reinvestment of distributions	207	4,355	8,401	65,727
Shares redeemed	(28,438)	(40,847)	(124,877)	(189,413)
Net decrease from capital shares transactions	(25,101)	(25,954)	(113,431)	(118,306)

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Statements of Changes in Net Assets

	Mid Cap Fund		International Stock Fund
	(unaudited) Six-Months Ended 6/30/21	Year Ended 12/31/20	(unaudited) Six-Months Ended 6/30/21	Year Ended 12/31/20
Net Assets at beginning of period	$171,137,657	$175,164,079	$ 30,771,546	$ 32,412,306
Increase (decrease) in net assets from operations:
Net investment income (loss)	168,144	(122,297)	205,105	227,591
Net realized gain	11,370,068	17,517,141	6,655,103	335,208
Net change in unrealized appreciation (depreciation)	9,069,482	(3,063,310)	(6,383,001)	1,530,515
Net increase in net assets from operations	20,607,694	14,331,534	477,207	2,093,314
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(3,601,887)	(17,497,375)	(14,672)	(196,448)
Class II	(143,889)	(791,033)	(5,534)	(59,972)
Total distributions	(3,745,776)	(18,288,408)	(20,206)	(256,420)
Capital Stock transactions:
Class I Shares
Shares sold	1,146,236	4,895,185	180,529	425,633
Issued to shareholders in reinvestment of distributions	3,601,887	17,497,375	14,672	196,448
Shares redeemed	(12,688,904)	(21,746,811)	(1,696,223)	(2,819,650)
Net increase (decrease) from capital stock transactions	(7,940,781)	645,749	(1,501,022)	(2,197,569)
Class II Shares
Shares sold	18,975	62,167	21,803	175,000
Issued to shareholders in reinvestment of distributions	143,889	791,033	5,534	59,972
Shares redeemed	(1,330,472)	(1,568,497)	(1,346,538)	(1,515,057)
Net decrease from capital stock transactions	(1,167,608)	(715,297)	(1,319,201)	(1,280,085)
Total decrease from capital stock transactions	(9,108,389)	(69,548)	(2,820,223)	(3,477,654)
Total increase (decrease) in net assets	7,753,529	(4,026,422)	(2,363,222)	(1,640,760)
Net Assets at end of period	$178,891,186	$171,137,657	$ 28,408,324	$ 30,771,546
Capital Share transactions:
Class I Shares

Shares sold	61,201	301,172	14,075	43,615
Issued to shareholders in reinvestment of distributions	185,134	1,011,890	1,125	16,423
Shares redeemed	(674,345)	(1,275,079)	(133,177)	(260,578)
Net increase (decrease) from capital shares transactions	(428,010)	37,983	(117,977)	(200,540)
Class II Shares
Shares sold	1,065	3,944	1,739	18,139
Issued to shareholders in reinvestment of distributions	7,716	47,583	427	4,944
Shares redeemed	(72,694)	(95,974)	(106,519)	(141,043)
Net decrease from capital shares transactions	(63,913)	(44,447)	(104,353)	(117,960)

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Statements of Changes in Net Assets

	Madison Target Retirement 2020 Fund		Madison Target Retirement 2030 Fund
	(unaudited) Six-Months Ended 6/30/21	Year Ended 12/31/20	(unaudited) Six-Months Ended 6/30/21	Year Ended 12/31/20
Net Assets at beginning of period	$ 35,684,515	$ 35,602,465	$ 70,124,885	$ 62,469,250
Increase (decrease) in net assets from operations:
Net investment income	132,244	401,413	248,697	709,760
Net realized gain	893,823	1,841,351	2,602,334	3,375,312
Net change in unrealized appreciation (depreciation)	(915,156)	650,973	305,720	3,258,761
Net increase in net assets from operations	110,911	2,893,737	3,156,751	7,343,833
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(252,153)	(2,786,408)	(487,945)	(5,000,043)
Total distributions	(252,153)	(2,786,408)	(487,945)	(5,000,043)
Capital Stock transactions:
Class I Shares
Shares sold	2,607,321	6,752,000	7,232,956	12,555,412
Issued to shareholders in reinvestment of distributions	252,153	2,786,408	487,945	5,000,043
Shares redeemed	(8,416,043)	(9,563,687)	(7,593,635)	(12,243,610)
Net increase (decrease) from capital stock transactions	(5,556,569)	(25,279)	127,266	5,311,845
Total increase (decrease) from capital stock transactions	(5,556,569)	(25,279)	127,266	5,311,845
Total increase (decrease) in net assets	(5,697,811)	82,050	2,796,072	7,655,635
Net Assets at end of period	$ 29,986,704	$ 35,684,515	$ 72,920,957	$ 70,124,885
Capital Share transactions:
Class I Shares
Shares sold	334,233	836,050	871,295	1,547,706
Issued to shareholders in reinvestment of distributions	32,050	353,983	57,090	617,363
Shares redeemed	(1,078,401)	(1,198,171)	(915,784)	(1,506,434)
Net increase (decrease) from capital shares transactions	(712,118)	(8,138)	12,601	658,635
See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Statements of Changes in Net Assets

	Madison Target Retirement 2040 Fund		Madison Target Retirement 2050 Fund
	(unaudited) Six-Months Ended 6/30/21	Year Ended 12/31/20	(unaudited) Six-Months Ended 6/30/21	Year Ended 12/31/20
Net Assets at beginning of period	$ 41,990,185	$ 37,060,493	$ 30,436,863	$ 24,850,285
Increase (decrease) in net assets from operations:
Net investment income	132,782	422,173	91,677	293,394
Net realized gain	1,957,824	2,114,325	1,352,786	1,478,303
Net change in unrealized appreciation	356,799	2,226,384	751,458	1,773,669
Net increase in net assets from operations	2,447,405	4,762,882	2,195,921	3,545,366
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(384,358)	(3,032,319)	(339,555)	(2,048,394)
Total distributions	(384,358)	(3,032,319)	(339,555)	(2,048,394)
Capital Stock transactions:
Class I Shares
Shares sold	3,556,475	6,385,501	3,368,115	5,898,896
Issued to shareholders in reinvestment of distributions	384,358	3,032,319	339,555	2,048,394
Shares redeemed	(5,684,732)	(6,218,691)	(2,734,050)	(3,857,684)
Net increase (decrease) from capital stock transactions	(1,743,899)	3,199,129	973,620	4,089,606
Total increase (decrease) from capital stock transactions	(1,743,899)	3,199,129	973,620	4,089,606
Total increase in net assets	319,148	4,929,692	2,829,986	5,586,578
Net Assets at end of period	$ 42,309,333	$ 41,990,185	$ 33,266,849	$ 30,436,863
Capital Share transactions:
Class I Shares
Shares sold	460,158	861,370	250,103	471,175
Issued to shareholders in reinvestment of distributions	48,200	408,051	24,370	159,960
Shares redeemed	(738,616)	(825,376)	(204,569)	(298,160)
Net increase (decrease) from capital shares transactions	(230,258)	444,045	69,904	332,975

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS I		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$10.33	$10.13	$9.21	$10.22	$9.74	$9.56
Income from Investment Operations:
Net investment income	0.06	0.12	0.20[2]	0.25	0.21	0.17[1]
Net realized and unrealized gain (loss) on investments	0.16	0.83	1.00	(0.51)	0.77	0.36
Total from investment operations	0.22	0.95	1.20	(0.26)	0.98	0.53
Less Distributions From:
Net investment income	–	(0.22)	(0.19)	(0.25)	(0.22)	(0.20)
Capital gains	–	(0.41)	(0.09)	(0.50)	(0.28)	(0.15)
Return of capital	–	(0.12)	–	–	–	–
Total distributions	–	(0.75)	(0.28)	(0.75)	(0.50)	(0.35)
Net increase (decrease) in net asset value	0.22	0.20	0.92	(1.01)	0.48	0.18
Net Asset Value at end of period	$10.55	$10.33	$10.13	$9.21	$10.22	$9.74
Total Return (%)[3]	2.10[4]	9.46	12.97	(2.49)	10.17	5.48
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$140,258	$146,016	$109,012	$96,763	$120,703	$121,351
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32[5]	0.32	0.32	0.32	0.32	0.32
After waiver of expenses by Adviser (%)	0.22[5]	0.22	0.22	0.22	0.22	0.22
Ratio of net investment income to average net assets (%)	1.19[5]	1.56	2.15	2.13	2.06	1.71
Portfolio turnover (%)[6]	16[4]	73	57	54	49	83
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS II		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$10.36	$10.14	$9.22	$10.22	$9.73	$9.55
Income from Investment Operations:
Net investment income	0.04	0.13	0.17[2]	0.19	0.18	0.14[1]
Net realized and unrealized gain (loss) on investments	0.16	0.80	1.00	(0.47)	0.78	0.36
Total from investment operations	0.20	0.93	1.17	(0.28)	0.96	0.50
Less Distributions From:
Net investment income	–	(0.18)	(0.16)	(0.22)	(0.19)	(0.17)
Capital gains	–	(0.41)	(0.09)	(0.50)	(0.28)	(0.15)
Return of capital	–	(0.12)	–	–	–	–

Total distributions	–	(0.71)	(0.25)	(0.72)	(0.47)	(0.32)
Net increase (decrease) in net asset value	0.20	0.22	0.92	(1.00)	0.49	0.18
Net Asset Value at end of period	$10.56	$10.36	$10.14	$9.22	$10.22	$9.73
Total Return (%)[3]	1.98[4]	9.18	12.69	(2.73)	9.90	5.21
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$18,889	$19,406	$21,984	$22,527	$29,772	$31,116
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57[5]	0.57	0.57	0.57	0.57	0.57
After waiver of expenses by Adviser (%)	0.47[5]	0.47	0.47	0.47	0.47	0.47
Ratio of net investment income to average net assets (%)	0.95[5]	1.30	1.86	1.88	1.78	1.42
Portfolio turnover (%)[6]	16[4]	73	57	54	49	83

[1]	Based on average shares outstanding during the year.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Financial Highlights for a Share of Beneficial Interest Outstanding

MODERATE ALLOCATION FUND
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS I		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$10.09	$10.31	$9.20	$10.85	$10.18	$9.92
Income from Investment Operations:
Net investment income	0.05	0.15	0.22[2]	0.21	0.22	0.15[1]
Net realized and unrealized gain (loss) on investments	0.43	0.89	1.30	(0.69)	1.29	0.58
Total from investment operations	0.48	1.04	1.52	(0.48)	1.51	0.73
Less Distributions From:
Net investment income	–	(0.17)	(0.23)	(0.12)	(0.23)	(0.20)
Capital gains	–	(0.78)	(0.18)	(1.05)	(0.61)	(0.27)
Return of capital	–	(0.31)	–	–	–	–
Total distributions	–	(1.26)	(0.41)	(1.17)	(0.84)	(0.47)
Net increase (decrease) in net asset value	0.48	(0.22)	1.11	(1.65)	0.67	0.26
Net Asset Value at end of period	$10.57	$10.09	$10.31	$9.20	$10.85	$10.18
Total Return (%)[3]	4.82[4]	10.06	16.56	(4.36)	14.80	7.39
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$160,634	$161,944	$171,065	$175,785	$217,301	$235,182
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32[5]	0.32	0.32	0.32	0.32	0.32
After waiver of expenses by Adviser (%)	0.22[5]	0.22	0.22	0.22	0.22	0.22
Ratio of net investment income to average net assets (%)	0.90[5]	1.32	1.87	1.85	1.80	1.49
Portfolio turnover (%)[6]	16[4]	79	62	67	39	91
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS II		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$10.10	$10.31	$9.19	$10.83	$10.16	$9.90
Income from Investment Operations:
Net investment income	0.03	0.11	0.15[2]	0.15	0.16	0.12[1]
Net realized and unrealized gain (loss) on investments	0.45	0.90	1.34	(0.65)	1.31	0.58
Total from investment operations	0.48	1.01	1.49	(0.50)	1.47	0.70
Less Distributions From:
Net investment income	–	(0.13)	(0.19)	(0.09)	(0.19)	(0.17)
Capital gains	–	(0.78)	(0.18)	(1.05)	(0.61)	(0.27)
Return of capital	–	(0.31)	–	–	–	–

Total distributions	–	(1.22)	(0.37)	(1.14)	(0.80)	(0.44)
Net increase (decrease) in net asset value	0.48	(0.21)	1.12	(1.64)	0.67	0.26
Net Asset Value at end of period	$10.58	$10.10	$10.31	$9.19	$10.83	$10.16
Total Return (%)[3]	4.70[4]	9.78	16.27	(4.60)	14.52	7.12
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$17,000	$18,046	$18,790	$20,302	$26,764	$27,870
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57[5]	0.57	0.57	0.57	0.57	0.57
After waiver of expenses by Adviser (%)	0.47[5]	0.47	0.47	0.47	0.47	0.47
Ratio of net investment income to average net assets (%)	0.65[5]	1.07	1.62	1.58	1.54	1.18
Portfolio turnover (%)[6]	16[4]	79	62	67	39	91

[1]	Based on average shares outstanding during the year.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Financial Highlights for a Share of Beneficial Interest Outstanding

AGGRESSIVE ALLOCATION FUND
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS I		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$8.76	$9.09	$7.97	$10.12	$9.30	$8.85
Income from Investment Operations:
Net investment income	0.04	0.12	0.16[2]	0.18	0.17	0.12[1]
Net realized and unrealized gain (loss) on investments	0.58	0.79	1.40	(0.80)	1.54	0.66
Total from investment operations	0.62	0.91	1.56	(0.62)	1.71	0.78
Less Distributions From:
Net investment income	–	(0.13)	(0.15)	(0.19)	(0.18)	(0.17)
Capital gains	–	(0.72)	(0.29)	(1.34)	(0.71)	(0.16)
Return of capital	–	(0.39)	–	–	–	–
Total distributions	–	(1.24)	(0.44)	(1.53)	(0.89)	(0.33)
Net increase (decrease) in net asset value	0.62	(0.33)	1.12	(2.15)	0.82	0.45
Net Asset Value at end of period	$9.38	$8.76	$9.09	$7.97	$10.12	$9.30
Total Return (%)[3]	7.03[4]	10.08	19.69	(6.16)	18.52	8.87
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$54,966	$54,472	$61,127	$61,777	$84,217	$88,917
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32[5]	0.32	0.32	0.32	0.32	0.32
After waiver of expenses by Adviser (%)	0.22[5]	0.22	0.22	0.22	0.22	0.22
Ratio of net investment income to average net assets (%)	0.76[5]	1.14	1.71	1.55	1.57	1.34
Portfolio turnover (%)[6]	15[4]	93	78	69	36	89
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS II		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$8.74	$9.06	$7.94	$10.09	$9.27	$8.82
Income from Investment Operations:
Net investment income	0.02	0.08	0.13[2]	0.13	0.15	0.13[1]
Net realized and unrealized gain (loss) on investments	0.58	0.80	1.41	(0.78)	1.53	0.62
Total from investment operations	0.60	0.88	1.54	(0.65)	1.68	0.75
Less Distributions From:
Net investment income	–	(0.09)	(0.13)	(0.16)	(0.15)	(0.14)
Capital gains	–	(0.72)	(0.29)	(1.34)	(0.71)	(0.16)
Return of capital	–	(0.39)	–	–	–	–
Total distributions	–	(1.20)	(0.42)	(1.50)	(0.86)	(0.30)

Net increase (decrease) in net asset value	0.60	(0.32)	1.12	(2.15)	0.82	0.45
Net Asset Value at end of period	$9.34	$8.74	$9.06	$7.94	$10.09	$9.27
Total Return (%)[3]	6.90[4]	9.81	19.39	(6.39)	18.22	8.60
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$872	$1,095	$1,272	$1,527	$2,267	$2,032
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57[5]	0.57	0.57	0.57	0.57	0.57
After waiver of expenses by Adviser (%)	0.47[5]	0.47	0.47	0.47	0.47	0.47
Ratio of net investment income to average net assets (%)	0.50[5]	0.90	1.41	1.01	1.53	1.42
Portfolio turnover (%)[6]	15[4]	93	78	69	36	89

[1]	Based on average shares outstanding during the year.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Financial Highlights for a Share of Beneficial Interest Outstanding

CORE BOND FUND
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS I		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$10.30	$9.89	$9.39	$9.76	$9.75	$9.80
Income from Investment Operations:
Net investment income	0.11	0.26	0.31[2]	0.32	0.29	0.26[1]
Net realized and unrealized gain (loss) on investments	(0.25)	0.62	0.48	(0.38)	0.02	(0.01)
Total from investment operations	(0.14)	0.88	0.79	(0.06)	0.31	0.25
Less Distributions From:
Net investment income	(0.03)	(0.28)	(0.28)	(0.31)	(0.30)	(0.30)
Capital gains	(0.02)	(0.19)	(0.01)	–	–	–
Total distributions	(0.05)	(0.47)	(0.29)	(0.31)	(0.30)	(0.30)
Net increase (decrease) in net asset value	(0.19)	0.41	0.50	(0.37)	0.01	(0.05)
Net Asset Value at end of period	$10.11	$10.30	$9.89	$9.39	$9.76	$9.75
Total Return (%)[3]	(1.40)[4]	8.97	8.36	(0.62)	3.11	2.67
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$88,851	$92,471	$95,679	$104,781	$129,429	$146,780
Ratios of expenses to average net assets (%)	0.57[5]	0.57	0.57	0.57	0.57	0.57
Ratio of net investment income to average net assets (%)	2.04[5]	2.23	2.67	2.70	2.54	2.53
Portfolio turnover (%)[6]	22[4]	44	26	24	16	39
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS II		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$10.25	$9.84	$9.36	$9.73	$9.73	$9.78
Income from Investment Operations:
Net investment income	0.05	0.11	0.17[2]	0.19	0.22	0.23[1]
Net realized and unrealized gain (loss) on investments	(0.20)	0.74	0.58	(0.27)	0.06	–
Total from investment operations	(0.15)	0.85	0.75	(0.08)	0.28	0.23
Less Distributions From:
Net investment income	(0.03)	(0.25)	(0.26)	(0.29)	(0.28)	(0.28)
Capital gains	(0.02)	(0.19)	(0.01)	–	–	–
Total distributions	(0.05)	(0.44)	(0.27)	(0.29)	(0.28)	(0.28)
Net increase (decrease) in net asset value	(0.20)	0.41	0.48	(0.37)	–	(0.05)
Net Asset Value at end of period	$10.05	$10.25	$9.84	$9.36	$9.73	$9.73
Total Return (%)[3]	(1.52)[4]	8.70	8.09	(0.87)	2.85	2.41

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$21,768	$23,721	$26,855	$29,713	$35,252	$38,165
Ratios of expenses to average net assets (%)	0.82[5]	0.82	0.82	0.82	0.82	0.82
Ratio of net investment income to average net assets (%)	1.79[5]	1.98	2.43	2.45	2.29	2.28
Portfolio turnover (%)[6]	22[4]	44	26	24	16	39

[1]	Based on average shares outstanding during the year.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Financial Highlights for a Share of Beneficial Interest Outstanding

HIGH INCOME FUND
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS I		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$8.24	$8.17	$7.91	$8.66	$8.56	$8.05
Income from Investment Operations:
Net investment income	0.20	0.46	0.49[2]	0.49	0.47	0.42[1]
Net realized and unrealized gain (loss) on investments	0.09	0.03	0.19	(0.77)	0.08	0.55
Total from investment operations	0.29	0.49	0.68	(0.28)	0.55	0.97
Less Distributions From:
Net investment income	(0.04)	(0.42)	(0.42)	(0.47)	(0.45)	(0.46)
Net increase (decrease) in net asset value	0.25	0.07	0.26	(0.75)	0.10	0.51
Net Asset Value at end of period	$8.49	$8.24	$8.17	$7.91	$8.66	$8.56
Total Return (%)[3]	3.49[4]	5.98	8.64	(3.20)	6.32	12.15
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$13,559	$13,989	$15,658	$17,466	$20,601	$22,093
Ratios of expenses to average net assets (%)	0.77[5]	0.77	0.77	0.77	0.77	0.77
Ratio of net investment income to average net assets (%)	4.33[5]	4.77	4.96	5.12	4.72	4.91
Portfolio turnover (%)[6]	34[4]	55	17	22	39	58
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS II		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$8.25	$8.18	$7.92	$8.67	$8.57	$8.05
Income from Investment Operations:
Net investment income	0.07	0.26	0.31[2]	0.37	0.43	0.40[1]
Net realized and unrealized gain (loss) on investments	0.20	0.21	0.35	(0.67)	0.09	0.56
Total from investment operations	0.27	0.47	0.66	(0.30)	0.52	0.96
Less Distributions From:
Net investment income	(0.04)	(0.40)	(0.40)	(0.45)	(0.42)	(0.44)
Net increase (decrease) in net asset value	0.23	0.07	0.26	(0.75)	0.10	0.52
Net Asset Value at end of period	$8.48	$8.25	$8.18	$7.92	$8.67	$8.57
Total Return (%)[3]	3.36[4]	5.71	8.36	(3.44)	6.06	11.87
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,481	$3,693	$4,181	$4,605	$5,562	$5,314
Ratios of expenses to average net assets (%)	1.02[5]	1.02	1.02	1.02	1.02	1.02

Ratio of net investment income to average net assets (%)	4.08[5]	4.52	4.71	4.87	4.47	4.66
Portfolio turnover (%)[6]	34[4]	55	17	22	39	58

[1]	Based on average shares outstanding during the year.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Financial Highlights for a Share of Beneficial Interest Outstanding

DIVERSIFIED INCOME FUND
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS I		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$19.47	$19.11	$17.26	$19.55	$18.40	$18.64
Income from Investment Operations:
Net investment income	0.17	0.40	0.43[2]	0.47	0.45	0.44[1]
Net realized and unrealized gain (loss) on investments	1.44	1.04	2.96	(0.65)	2.00	1.24
Total from investment operations	1.61	1.44	3.39	(0.18)	2.45	1.68
Less Distributions From:
Net investment income	(0.05)	(0.41)	(0.40)	(0.48)	(0.45)	(0.49)
Capital gains	(0.19)	(0.67)	(1.14)	(1.63)	(0.85)	(1.43)
Total distributions	(0.24)	(1.08)	(1.54)	(2.11)	(1.30)	(1.92)
Net increase (decrease) in net asset value	1.37	0.36	1.85	(2.29)	1.15	(0.24)
Net Asset Value at end of period	$20.84	$19.47	$19.11	$17.26	$19.55	$18.40
Total Return (%)[3]	8.22[4]	7.77	19.68	(0.76)	13.31	8.99
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$198,419	$195,463	$206,780	$201,421	$239,212	$245,490
Ratios of expenses to average net assets (%)	0.72[5]	0.72	0.72	0.72	0.72	0.72
Ratio of net investment income to average net assets (%)	1.60[5]	2.04	2.10	2.17	2.13	2.25
Portfolio turnover (%)[6]	23[4]	31	28	26	16	34
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS II		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$19.27	$18.92	$17.12	$19.41	$18.31	$18.57
Income from Investment Operations:
Net investment income	0.11	0.27	0.34[2]	0.38	0.37	0.39[1]
Net realized and unrealized gain (loss) on investments	1.46	1.12	2.97	(0.60)	2.00	1.23
Total from investment operations	1.57	1.39	3.31	(0.22)	2.37	1.62
Less Distributions From:
Net investment income	(0.05)	(0.37)	(0.37)	(0.44)	(0.42)	(0.45)
Capital gains	(0.19)	(0.67)	(1.14)	(1.63)	(0.85)	(1.43)
Total distributions	(0.24)	(1.04)	(1.51)	(2.07)	(1.27)	(1.88)
Net increase (decrease) in net asset value	1.33	0.35	1.80	(2.29)	1.10	(0.26)
Net Asset Value at end of period	$20.60	$19.27	$18.92	$17.12	$19.41	$18.31
Total Return (%)[3]	8.08[4]	7.50	19.38	(1.01)	13.03	8.72

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$29,826	$29,102	$33,801	$32,925	$40,526	$40,548
Ratios of expenses to average net assets (%)	0.97[5]	0.97	0.97	0.97	0.97	0.97
Ratio of net investment income to average net assets (%)	1.35[5]	1.79	1.85	1.92	1.88	1.99
Portfolio turnover (%)[6]	23[4]	31	28	26	16	34

[1]	Based on average shares outstanding during the year.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP VALUE FUND
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS I		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$23.34	$25.08	$21.85	$28.48	$26.56	$27.06
Income from Investment Operations:
Net investment income	0.21	0.40	0.41[2]	0.50	0.69	0.42[1]
Net realized and unrealized gain (loss) on investments	2.72	(1.46)	5.01	(4.09)	3.60	3.13
Total from investment operations	2.93	(1.06)	5.42	(3.59)	4.29	3.55
Less Distributions From:
Net investment income	(0.04)	(0.38)	(0.37)	(0.46)	(0.69)	(0.44)
Capital gains	–	(0.30)	(1.82)	(2.01)	(1.68)	(3.61)
Return of capital	–	–	–	(0.57)	–	–
Total distributions	(0.04)	(0.68)	(2.19)	(3.04)	(2.37)	(4.05)
Net increase (decrease) in net asset value	2.89	(1.74)	3.23	(6.63)	1.92	(0.50)
Net Asset Value at end of period	$26.23	$23.34	$25.08	$21.85	$28.48	$26.56
Total Return (%)[3]	12.57[4]	(3.99)	24.93	(12.59)	16.23	13.01
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$233,601	$220,518	$256,775	$243,697	$341,213	$347,993
Ratios of expenses to average net assets (%)	0.62[5]	0.62	0.62	0.62	0.62	0.62
Ratio of net investment income to average net assets (%)	1.68[5]	1.74	1.49	1.54	2.28	1.50
Portfolio turnover (%)[6]	22[4]	87	76	83	77	93
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS II		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$22.99	$24.72	$21.56	$28.17	$26.32	$26.87
Income from Investment Operations:
Net investment income	0.05	0.23	0.302	0.36	0.65	0.34[1]
Net realized and unrealized gain (loss) on investments	2.81	(1.33)	4.98	(3.98)	3.52	3.11
Total from investment operations	2.86	(1.10)	5.28	(3.62)	4.17	3.45
Less Distributions From:
Net investment income	(0.04)	(0.33)	(0.30)	(0.41)	(0.64)	(0.39)
Capital gains	–	(0.30)	(1.82)	(2.01)	(1.68)	(3.61)
Return of capital	–	–	–	(0.57)	–	–
Total distributions	(0.04)	(0.63)	(2.12)	(2.99)	(2.32)	(4.00)
Net increase (decrease) in net asset value	2.82	(1.73)	3.16	(6.61)	1.85	(0.55)

Net Asset Value at end of period	$25.81	$22.99	$24.72	$21.56	$28.17	$26.32
Total Return (%)[3]	12.43[4]	(4.23)	24.61	(12.81)	15.94	12.73
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,155	$3,388	$4,284	$3,829	$5,539	$4,709
Ratios of expenses to average net assets (%)	0.87[5]	0.87	0.87	0.87	0.87	0.87
Ratio of net investment income to average net assets (%)	1.44[5]	1.48	1.24	1.29	2.08	1.24
Portfolio turnover (%)[6]	22[4]	87	76	83	77	93

[1]	Based on average shares outstanding during the year.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP GROWTH FUND
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS I		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$ 21.11	$ 20.17	$ 17.19	$ 26.54	$ 24.84	$ 25.12
Income from Investment Operations:
Net investment income	0.08	0.09	0.12[2]	0.20	0.22	0.20[1]
Net realized and unrealized gain (loss) on investments	2.44	2.61	5.20	(0.52)	5.32	1.23
Total from investment operations	2.52	2.70	5.32	(0.32)	5.54	1.43
Less Distributions From:
Net investment income	(0.01)	(0.09)	(0.12)	(0.19)	(0.22)	(0.22)
Capital gains	(0.28)	(1.67)	(2.22)	(8.84)	(3.62)	(1.49)
Total distributions	(0.29)	(1.76)	(2.34)	(9.03)	(3.84)	(1.71)
Net increase (decrease) in net asset value	2.23	0.94	2.98	(9.35)	1.70	(0.28)
Net Asset Value at end of period	$ 23.34	$ 21.11	$ 20.17	$ 17.19	$ 26.54	$ 24.84
Total Return (%)[3]	11.92[4]	13.94	31.13	(0.28)	22.28	5.74
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$ 208,642	$ 198,560	$ 197,776	$ 184,508	$ 232,362	$ 223,450
Ratios of expenses to average net assets (%)	0.82[5]	0.82	0.82	0.82	0.82	0.82
Ratio of net investment income to average net assets (%)	0.65[5]	0.43	0.52	0.70	0.75	0.80
Portfolio turnover (%)[6]	8[4]	29	18	73	22	13
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS II		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$ 20.57	$ 19.71	$ 16.85	$ 26.22	$ 24.60	$ 24.92
Income from Investment Operations:
Net investment income	(0.02)	(0.01)	0.02[2]	0.19	0.14	0.14[1]
Net realized and unrealized gain (loss) on investments	2.45	2.59	5.14	(0.56)	5.28	1.21
Total from investment operations	2.43	2.58	5.16	(0.37)	5.42	1.35
Less Distributions From:
Net investment income	(0.01)	(0.05)	(0.08)	(0.16)	(0.18)	(0.18)
Capital gains	(0.28)	(1.67)	(2.22)	(8.84)	(3.62)	(1.49)
Total distributions	(0.29)	(1.72)	(2.30)	(9.00)	(3.80)	(1.67)
Net increase (decrease) in net asset value	2.14	0.86	2.86	(9.37)	1.62	(0.32)
Net Asset Value at end of period	$ 22.71	$ 20.57	$ 19.71	$ 16.85	$ 26.22	$ 24.60
Total Return (%)[3]	11.78[4]	13.65	30.80	(0.53)	21.98	5.47

Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$ 14,974	$ 15,900	$ 17,569	$ 17,704	$ 23,445	$ 23,774
Ratios of expenses to average net assets (%)	1.07[5]	1.07	1.07	1.07	1.07	1.07
Ratio of net investment income to average net assets (%)	0.42[5]	0.19	0.27	0.45	0.50	0.55
Portfolio turnover (%)[6]	8[4]	29	18	73	22	13

[1]	Based on average shares outstanding during the year.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Financial Highlights for a Share of Beneficial Interest Outstanding

MID CAP FUND
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS I		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$17.97	$18.38	$15.19	$18.97	$18.11	$17.65
Income from Investment Operations:
Net investment income (loss)	0.02	(0.01)	(0.03)[1]	–	(0.01)	0.01[2]
Net realized and unrealized gain (loss) on investments	2.23	1.66	5.22	(0.37)	2.85	2.22
Total from investment operations	2.25	1.65	5.19	(0.37)	2.84	2.23
Less Distributions From:
Net investment income	–	–	–	–	–	(0.00)[3]
Capital gains	(0.42)	(2.06)	(2.00)	(3.41)	(1.98)	(1.77)
Total distributions	(0.42)	(2.06)	(2.00)	(3.41)	(1.98)	(1.77)
Net increase (decrease) in net asset value	1.83	(0.41)	3.19	(3.78)	0.86	0.46
Net Asset Value at end of period	$19.80	$17.97	$18.38	$15.19	$18.97	$18.11
Total Return (%)[4]	12.58[5]	9.69	34.27	(1.50)	15.74	12.84
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$172,330	$164,068	$167,094	$152,077	$192,140	$203,076
Ratios of expenses to average net assets (%)	0.92[6]	0.92	0.92	0.92	0.92	0.92
Ratio of net investment (loss) to average net assets (%)	0.20[6]	(0.07)	(0.18)	(0.03)	(0.07)	0.04
Portfolio turnover (%)[7]	12[5]	24	16	25	22	21
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS II		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$17.26	$17.77	$14.77	$18.59	$17.83	$17.44
Income from Investment Operations:
Net investment loss	(0.00)[3]	(0.10)	(0.14)[1]	(0.07)	(0.08)	(0.04)[2]
Net realized and unrealized (loss) on investments	2.14	1.65	5.14	(0.34)	2.82	2.20
Total from investment operations	2.14	1.55	5.00	(0.41)	2.74	2.16
Less Distributions From:
Capital gains	(0.42)	(2.06)	(2.00)	(3.41)	(1.98)	(1.77)
Net increase (decrease) in net asset value	1.72	(0.51)	3.00	(3.82)	0.76	0.39
Net Asset Value at end of period	$18.98	$17.26	$17.77	$14.77	$18.59	$17.83
Total Return (%)[4]	12.44[5]	9.41	33.93	(1.75)	15.45	12.55
Ratios/Supplemental Data:

Net Assets at end of period (in 000’s)	$6,561	$7,069	$8,070	$7,921	$10,509	$11,142
Ratios of expenses to average net assets (%)	1.17[6]	1.17	1.17	1.17	1.17	1.17
Ratio of net investment (loss) to average net assets (%)	(0.03)[6]	(0.31)	(0.43)	(0.28)	(0.32)	(0.21)
Portfolio turnover (%)[7]	12[5]	24	16	25	22	21

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Based on average shares outstanding during the year.
[3]	Amounts represent less than $(0.005) per share.
[4]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Financial Highlights for a Share of Beneficial Interest Outstanding

INTERNATIONAL STOCK FUND
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS I		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$12.67	$11.80	$9.93	$11.73	$9.69	$10.16
Income from Investment Operations:
Net investment income	0.11	0.12	0.23[2]	0.21	0.17	0.18[1]
Net realized and unrealized gain (loss) on investments	0.10	0.86	1.84	(1.82)	2.01	(0.47)
Total from investment operations	0.21	0.98	2.07	(1.61)	2.18	(0.29)
Less Distributions From:
Net investment income	(0.01)	(0.11)	(0.20)	(0.19)	(0.14)	(0.18)
Net increase (decrease) in net asset value	0.20	0.87	1.87	(1.80)	2.04	(0.47)
Net Asset Value at end of period	$12.87	$12.67	$11.80	$9.93	$11.73	$9.69
Total Return (%)[3]	1.70[4]	8.36	20.81	(13.69)	22.54	(2.91)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$20,689	$21,852	$22,721	$21,130	$27,516	$26,809
Ratios of expenses to average net assets (%)	1.17[5]	1.17	1.17	1.17	1.17	1.17
Ratio of net investment income to average net assets (%)	1.47[5]	0.88	1.83	1.59	1.27	1.84
Portfolio turnover (%)[6]	108[4]	33	31	33	28	98
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS II		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$12.59	$11.73	$9.88	$11.67	$9.65	$10.14
Income from Investment Operations:
Net investment income	0.01	0.01	0.15[2]	0.11	0.08	0.16[1]
Net realized and unrealized gain (loss) on investments	0.19	0.93	1.88	(1.73)	2.06	(0.49)
Total from investment operations	0.20	0.94	2.03	(1.62)	2.14	(0.33)
Less Distributions From:
Net investment income	(0.01)	(0.08)	(0.18)	(0.17)	(0.12)	(0.16)
Net increase (decrease) in net asset value	0.19	0.86	1.85	(1.79)	2.02	(0.49)
Net Asset Value at end of period	$12.78	$12.59	$11.73	$9.88	$11.67	$9.65
Total Return (%)[3]	1.57[4]	8.09	20.51	(13.91)	22.24	(3.16)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$7,720	$8,919	$9,691	$9,219	$13,257	$12,796
Ratios of expenses to average net assets (%)	1.42[5]	1.42	1.42	1.42	1.42	1.42

Ratio of net investment income to average net assets (%)	1.24[5]	0.63	1.60	1.35	1.02	1.58
Portfolio turnover (%)[6]	108[4]	33	31	33	28	98

[1]	Based on average shares outstanding during the year.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2020 FUND
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS I		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$7.87	$7.83	$7.38	$7.93	$8.06	$8.04
Income from Investment Operations:
Net investment income	0.03	0.09	0.16[2]	0.16	0.19	0.15[1]
Net realized and unrealized gain (loss) on investments	0.01	0.60	0.70	(0.32)	0.48	0.32
Total from investment operations	0.04	0.69	0.86	(0.16)	0.67	0.47
Less Distributions From:
Net investment income	–	(0.13)	(0.14)	(0.19)	(0.37)	(0.18)
Capital gains	(0.07)	(0.52)	(0.27)	(0.10)	(0.43)	(0.27)
Return of capital	–	–	–	(0.10)	–	–
Total distributions	(0.07)	(0.65)	(0.41)	(0.39)	(0.80)	(0.45)
Net increase (decrease) in net asset value	(0.03)	0.04	0.45	(0.55)	(0.13)	0.02
Net Asset Value at end of period	$7.84	$7.87	$7.83	$7.38	$7.93	$8.06
Total Return (%)[3]	0.51[4]	8.80	11.76	(2.11)	8.34	5.68
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$29,987	$35,685	$35,602	$38,523	$47,510	$51,485
Ratios of expenses to average net assets (%)	0.31[5]	0.30	0.30	0.03[6]	0.00[6,7]	0.00[6,7]
Ratio of net investment income to average net assets (%)	0.82[5]	1.14	2.00	1.75[6]	1.89[6]	1.80[6]
Portfolio turnover (%)[8]	145[4]	318	276	35	9	7

MADISON TARGET RETIREMENT 2030 FUND
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS I		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$8.18	$7.89	$7.34	$8.16	$8.26	$8.08
Income from Investment Operations:
Net investment income	0.03	0.09	0.16[2]	0.17	0.19	0.16[1]
Net realized and unrealized gain (loss) on investments	0.43	0.82	1.08	(0.50)	0.89	0.44
Total from investment operations	0.46	0.91	1.24	(0.33)	1.08	0.60
Less Distributions From:
Net investment income	(0.09)	(0.12)	(0.14)	(0.21)	(0.38)	(0.17)
Capital gains	(0.06)	(0.50)	(0.55)	(0.28)	(0.80)	(0.25)
Total distributions	(0.15)	(0.62)	(0.69)	(0.49)	(1.18)	(0.42)
Net increase (decrease) in net asset value	0.31	0.29	0.55	(0.82)	(0.10)	0.18
Net Asset Value at end of period	$8.49	$8.18	$7.89	$7.34	$8.16	$8.26
Total Return (%)[3]	4.54[4]	11.77	17.10	(4.04)	13.18	7.35
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$72,921	$70,125	$62,469	$62,55[6]	$74,415	$75,564
Ratios of expenses to average net assets (%)	0.31[5]	0.30	0.30	0.03[6]	0.00[6,7]	0.00[6,7]
Ratio of net investment income to average net assets (%)	0.70[5]	1.09	1.97	1.88[6]	1.78[6]	1.95[6]
Portfolio turnover (%)[8]	136[4]	372	244	33	13	6

[1]	Based on average shares outstanding during the year.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio.
[7]	Amounts represent less than 0.01%.
[8]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021
Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2040 FUND
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS I		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$7.52	$7.21	$6.66	$7.55	$7.66	$7.54
Income from Investment Operations:
Net investment income	0.02	0.08	0.15[2]	0.16	0.19	0.16[1]
Net realized and unrealized gain (loss) on investments	0.43	0.81	1.09	(0.52)	0.97	0.46
Total from investment operations	0.45	0.89	1.24	(0.36)	1.16	0.62
Less Distributions From:
Net investment income	(0.00)[3]	(0.10)	(0.14)	(0.21)	(0.38)	(0.19)
Capital gains	(0.07)	(0.48)	(0.55)	(0.32)	(0.89)	(0.31)
Total distributions	(0.07)	(0.58)	(0.69)	(0.53)	(1.27)	(0.50)
Net increase (decrease) in net asset value	0.38	0.31	0.55	(0.89)	(0.11)	0.12
Net Asset Value at end of period	$7.90	$7.52	$7.21	$6.66	$7.55	$7.66
Total Return (%)[4]	6.06[5]	12.51	18.86	(4.88)	15.16	8.31
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$42,309	$41,990	$37,060	$38,424	$49,909	$49,515
Ratios of expenses to average net assets (%)	0.31[6]	0.30	0.30	0.03[7]	0.00[7,8]	0.00[7,8]
Ratio of net investment income to average net assets (%)	0.64[6]	1.08	1.94	1.69[7]	1.76[7]	2.01[7]
Portfolio turnover (%)[9]	127[5]	367	258	30	16	7

MADISON TARGET RETIREMENT 2050 FUND
	(unaudited) Six-Months Ended 6/30/21	Year Ended December 31,
CLASS I		2020	2019	2018	2017	2016
Net Asset Value at beginning of period	$13.00	$12.37	$12.03	$13.60	$12.57	$12.19
Income from Investment Operations:
Net investment income	0.04	0.13	0.26[2]	0.26	0.27	0.26[1]
Net realized and unrealized gain (loss) on investments	0.90	1.43	2.10	(1.06)	1.87	0.84
Total from investment operations	0.94	1.56	2.36	(0.80)	2.14	1.10
Less Distributions From:
Net investment income	–	(0.18)	(0.22)	(0.38)	(0.54)	(0.31)
Capital gains	(0.14)	(0.75)	(1.80)	(0.39)	(0.57)	(0.41)
Total distributions	(0.14)	(0.93)	(2.02)	(0.77)	(1.11)	(0.72)
Net increase (decrease) in net asset value	0.80	0.63	0.34	(1.57)	1.03	0.38
Net Asset Value at end of period	$13.80	$13.00	$12.37	$12.03	$13.60	$12.57
Total Return (%)[4]	7.21[5]	12.80	20.55	(5.85)	16.99	8.97
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$33,267	$30,437	$24,850	$23,081	$28,231	$23,442
Ratios of expenses to average net assets (%)	0.30[6]	0.30	0.30	0.03[7]	0.00[7,8]	0.00[7,8]
Ratio of net investment income to average net assets (%)	0.58[6]	1.07	1.95	1.61[7]	1.79[7]	2.08[7]
Portfolio turnover (%)[9]	137[5]	390	292	37	8	6

[1]	Based on average shares outstanding during the year.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Amounts represent less than $(0.005) per share.
[4]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio.
[8]	Amounts represent less than 0.01%.
[9]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund|June 30, 2021

Notes to Financial Statements (unaudited)
1. ORGANIZATION
The Ultra Series Fund (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is a series trust with 14 investment portfolios (individually, a “fund,” and collectively, the “funds”), each with different investment objectives and policies. The funds are the Core Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund and International Stock Fund (collectively, the “Core Funds”), the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the “Target Allocation Funds”) and the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the “Target Date Funds”). Madison Asset Management, LLC (the “Investment Adviser” or “Madison”) serves as the funds’ investment adviser.
The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. All funds, except the Target Date Funds, offer Class I and II shares. The Target Date Funds only offer a single class of shares, Class I shares. Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fee, if any, and its proportional share of fund level expenses, and has exclusive voting rights on matters pertaining to Rule 12b-1 under the 1940 Act as it relates to that class and other class specific matters. Shares are offered to separate accounts (the “Accounts”) of CMFG Life Insurance Company and to qualified pension and retirement plans of CMFG Life Insurance Company or its affiliates (“CUNA Mutual Group”). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.
2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

The funds are investment companies that apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services-Investment Companies (ASC 946). The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.
Portfolio Valuation: The Trust and each series of the Trust, referred to individually as a fund, values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts (“ADRs”),Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Ultra Series Fund|Notes to Financial Statements (unaudited) - continued|June 30, 2021
Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”) usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.
All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Investment Adviser’s Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.
A fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of

Ultra Series Fund|Notes to Financial Statements (unaudited) - continued|June 30, 2021
any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.
In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.
Recently Issued Accounting Pronouncements: In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The adoption of the ASU is elective. At this time, management is evaluating the implications of these changes on the financial statements.
In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a Fund will use derivatives, may adversely affect a Fund’s performance and may increase costs related to a Fund’s use of derivatives.
Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange-listed funds. Distributions of net realized gains are recorded on the fund’s ex-distribution date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.
Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class-specific expenses are borne by that class.
Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.
Repurchase Agreements: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with members of the Federal Reserve System, U.S. Central Credit Union and with “primary dealers” in U.S. government securities.
The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible decreased levels of income, declines

Ultra Series Fund|Notes to Financial Statements (unaudited) - continued|June 30, 2021
in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights. As of June 30, 2021, none of the funds held open repurchase agreements.
Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the funds at the spot rate at settlement.
Each fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments.” For the period ended, June 30, 2021, The International Stock Fund had net realized losses of $12,452 foreign currency transactions. As of June 30, 2021, only the International Stock Fund had open foreign currency transactions.
The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.
Forward Foreign Currency Exchange Contracts: Each fund may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. As of June 30, 2021, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund’s custodian in an amount equal to the value of the fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund’s commitment with respect to the contract.
Cash Concentration: At times, the funds maintain cash balances at financial institutions in excess of federally insured limits. The funds monitor this credit risk and have not experienced any losses related to this risk.
Illiquid Securities: Each fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At June 30, 2021, there were no illiquid securities held in the funds.
Delayed Delivery Securities: Each fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when- issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery

Ultra Series Fund|Notes to Financial Statements (unaudited) - continued|June 30, 2021
basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of June 30, 2021, none of the funds had entered into such transactions.
Indemnifications: Under the funds’ organizational documents, the funds’ officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In the normal course of business, the funds enter into contracts that contain a variety of representations and provide general indemnifications. The funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the funds. However, based on experience, management expects the risk of loss to be remote.
3. FAIR VALUE MEASUREMENTS
Each fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)
Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended June 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of June 30, 2021, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

Ultra Series Fund|Notes to Financial Statements (unaudited) - continued|June 30, 2021
The following is a summary of the inputs used as of June 30, 2021, in valuing the funds’ investments carried at fair value:

Fund[1]	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/21
Conservative Allocation
Investment Companies	$152,970,247	$ –	$ –	$152,970,247
Short-Term Investments	8,801,305	–	–	8,801,305
	161,771,552	–	–	161,771,552
Moderate Allocation
Investment Companies	174,025,129	–	–	174,025,129
Short-Term Investments	8,299,159	–	–	8,299,159
	182,324,288	–	–	182,324,288
Aggressive Allocation
Investment Companies	54,737,652	–	–	54,737,652
Short-Term Investments	4,217,471	–	–	4,217,471
	58,955,123	–	–	58,955,123
Core Bond
Asset Backed Securities	–	4,274,006	–	4,274,006
Collateralized Mortgage Obligations	–	5,231,909	–	5,231,909
Commercial Mortgage-Backed Securities	–	1,983,054	–	1,983,054
Corporate Notes and Bonds	–	49,218,725	–	49,218,725
Long-Term Municipal Bonds	–	2,190,485	–	2,190,485
Mortgage Backed Securities	–	21,310,237	–	21,310,237
U.S. Government and Agency Obligations	–	21,161,161	–	21,161,161
Short-Term Investments	5,085,676	–	–	5,085,676
	5,085,676	105,369,577	–	110,455,253
High Income
Corporate Notes and Bonds	–	15,526,228	–	15,526,228
Foreign Corporate Bonds	–	448,438	–	448,438
Exchange Traded Funds	519,436	–	–	519,436
Short-Term Investments	977,600	–	–	977,600
	1,497,036	15,974,666	–	17,471,702
Diversified Income
Common Stocks	156,683,406	–	–	156,683,406
Asset Backed Securities	–	2,660,418	–	2,660,418
Collateralized Mortgage Obligations	–	3,403,322	–	3,403,322
Commercial Mortgage-Backed Securities	–	941,120	–	941,120

Corporate Notes and Bonds	–	27,322,784	–	27,322,784
Long-Term Municipal Bonds	–	1,380,591	–	1,380,591
Mortgage Backed Securities	–	11,795,976	–	11,795,976
U.S. Government and Agency Obligations	–	17,101,839	–	17,101,839
Short-Term Investments	6,828,297	–	–	6,828,297
	163,511,703	64,606,050	–	228,117,753
Large Cap Value
Common Stocks	232,290,340	–	–	232,290,340
Short-Term Investments	4,529,393	–	–	4,529,393
	236,819,733	–	–	236,819,733
Large Cap Growth
Common Stocks	217,412,476	–	–	217,412,476
Short-Term Investments	6,461,314	–	–	6,461,314
	223,873,790	–	–	223,873,790

Ultra Series Fund|Notes to Financial Statements (unaudited) - continued|June 30, 2021

Fund[1]	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/21
Mid Cap
Common Stocks	$167,034,911	$ –	$ –	$167,034,911
Short-Term Investments	11,987,825	–	–	11,987,825
	179,022,736	–	–	179,022,736
International Stock
Common Stocks
Australia	–	1,217,542	–	1,217,542
Brazil	883,818	–	–	883,818
Canada	1,308,789	–	–	1,308,789
China	1,124,642	1,393,058	–	2,517,700
Denmark	–	620,126	–	620,126
France	–	1,922,351	–	1,922,351
Germany	301,849	1,797,442	–	2,099,291
Hong Kong	–	437,738	–	437,738
India	1,776,316	–	–	1,776,316
Ireland	354,388	341,940	–	696,328
Israel	364,105	–	–	364,105
Italy	370,684	–	–	370,684
Japan	–	3,845,703	–	3,845,703
Mexico	530,224	654,067	–	1,184,291
Netherlands	1,243,856	625,812	–	1,869,668
Singapore	–	410,117	–	410,117
South Korea	–	348,911	–	348,911
Spain	–	399,603	–	399,603
Sweden	–	580,274	–	580,274
Switzerland	–	1,783,800	–	1,783,800
Taiwan	517,048	–	–	517,048
United Kingdom	–	2,859,969	–	2,859,969
Corporate Notes and Bonds	–	25,422	–	25,422
Short-Term Investments	789,784	–	–	789,784
	9,565,503	19,263,875	–	28,829,378
Madison Target Retirement 2020	28,556,865	–	–	28,556,865
Madison Target Retirement 2030	69,206,332	–	–	69,206,332
Madison Target Retirement 2040	40,179,495	–	–	40,179,495

Madison Target Retirement 2050	31,627,675	–	–	31,627,675
[1] See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying funds held in the Conservative, Moderate and Aggressive Allocation funds including shareholder prospectuses and financial reports, please visit each underlying funds website or visit the securities and exchange commission website http://www.sec.gov.

Ultra Series Fund|Notes to Financial Statements (unaudited) - continued|June 30, 2021
4. ADVISORY, DISTRIBUTION, ADMINISTRATIVE SERVICES AGREEMENTS AND OTHER EXPENSES
Investment Advisory Agreements: For the investment advisory services to the funds under their respective Investment Advisory Agreements, the Investment Adviser is entitled to receive an advisory fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets of each fund as follows as of June 30, 2021:

Fund	Advisory Fee	Fund	Advisory Fee
Conservative Allocation	0.30%	Large Cap Growth	0.80%
Moderate Allocation	0.30%	Mid Cap	0.90%
Aggressive Allocation	0.30%	International Stock	1.15%
Core Bond	0.55%	Madison Target Retirement 2020	0.25%
High Income	0.75%	Madison Target Retirement 2030	0.25%
Diversified Income	0.70%	Madison Target Retirement 2040	0.25%
Large Cap Value	0.60%	Madison Target Retirement 2050	0.25%
The Investment Advisory Agreement for the Core Funds and the Target Allocation Funds is structured as a “unitary fee arrangement” and, as such, requires the Investment Adviser to provide or arrange to provide overall management of the funds, including but not limited to, investment management services, custody, transfer agency, dividend disbursing, legal, accounting and administrative services. The unitary fee arrangement with these funds does not cover, and therefore these funds pay directly for, the following fees and expenses: (i) fees and expenses of the independent Trustees; (ii) fees and expenses of independent counsel to the independent Trustees; (iii) fees and expenses of the Trust’s independent registered public accountant; (iv) brokerage commissions and other expenses incurred in the acquisition or disposition of any securities or other investments; (v) costs of borrowing money, overdrafts (if any) and any potential taxes owed; and (vi) extraordinary expenses (including litigation and/or and consulting expenses) as approved by a majority of the independent Trustees. As a result, for these funds, audit and trustee fees and expenses are broken out separately from “other expenses” on the Statements of Operations.
In contrast, the Investment Advisory Agreement for the Target Date Funds is not structured as a “unitary fee arrangement.” Accordingly, under the Investment Advisory Agreement for these funds, the Investment Adviser is only responsible for providing investment management services to the funds. Other services performed by the Investment Adviser for the Target Date Funds are covered under a separate Administrative Services Agreement (discussed below).
Effective March 1, 2021, the Investment Adviser had taken over management of the International Stock Fund from Lazard Asset Management, LLC, the Sub-Adviser and currently manages the funds without the use a subadviser.
The Investment Adviser may from time to time, contractually or voluntarily, agree to waive a portion of its fees or expenses related to the funds. Fee waiver agreements may be modified or terminated at any time or for any reason, but only with fund Board approval. During the period ended June 30, 2021, the Investment Adviser contractually agreed to waive 0.10% of its investment advisory fee for Target Allocation Funds until at least April 30, 2022. Fees waived for the period ended June 30, 2021, reflected as “fees waived” in the accompanying Statements of Operations, were as follows:

Waived Fees or Expenses*
Fund	Class I	Class II	Total Waivers
Conservative Allocation	$70,271	$9,352	$79,623
Moderate Allocation	80,196	8,569	88,765
Aggressive Allocation	27,436	446	27,882
*The Investment Adviser does not have the right to recoup these waived fees.

Ultra Series Fund|Notes to Financial Statements (unaudited) - continued|June 30, 2021
Administrative Services Agreement - Target Date Funds: With respect to the Target Date Funds only, in addition to the advisory fee, the Investment Adviser is entitled to receive an administrative services fee from the Target Date Funds pursuant to the terms of a separate Services Agreement. Under the Services Agreement, Madison provides or arranges for the Target Date Funds to have all operational and support services needed by the funds, for which Madison is entitled to receive a fee of 0.05% annually based upon the average daily net assets of each fund, which is computed and accrued daily and paid monthly. Expenses included under the fee agreement are: (i) fees and expenses of independent counsel to the independent Trustees; and (ii) fees and expenses of the Trust’s independent registered public accountant. Expenses that are not included under this fee agreement are: (i) transaction-related expenses including, but not limited to, brokerage commissions paid in connection with fund transactions, interest or fees in connection with fund indebtedness or taxes paid in connection with portfolio securities held, (ii) Rule 12b-1 distribution and service fees, (iii) acquired fund fees, if any, and (iv) any extraordinary or nonrecurring expenses (such as fees and expenses relating to any temporary line of credit the funds maintain for emergency or extraordinary purposes).
Certain officers and Trustees of the Fund may also be officers, directors and/or employees of the Adviser or its affiliates. The Fund does not compensate its officers or Trustees who are officers, directors and/or employees of the Adviser or its affiliates. The Independent Trustees fees are a direct expense of the Fund which is included in the “Trustee fees” line item on the Statement of Operations for the period ended June 30, 2021.
Distribution Agreement: MFD Distributor, LLC (“MFD”) serves as distributor of the funds. The Trust adopted a distribution and service plan with respect to the Trust’s Class II shares pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Trust will pay a service fee with regard to Class II shares at an annual rate of 0.25% each fund’s daily net assets.
MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the funds. For the period ended June 30, 2021, no fees were waived. MFD does not have the right to recoup waived fees.
Other Expenses: As noted above, because of the “unitary fee arrangement” in place with respect to the Core Funds and the Target Allocation Funds, and the Services Agreement arrangement in place with respect to the Target Date Funds, the former group of funds is directly responsible for certain fees and expenses that differ somewhat from the fees and expenses for which the latter group is directly responsible. See discussion above for more information.
Officers and Trustees: Certain officers and trustees of the Trust are also officers of the Investment Adviser. The funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated and the fees paid to the Trustees are paid for by the funds. The Nominating and Governance Committee of the Board reviews fees paid to Independent Trustees periodically, and may change such fees at any time.
5. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS
The funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective funds.
Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

Ultra Series Fund|Notes to Financial Statements (unaudited) - continued|June 30, 2021
6. SECURITIES TRANSACTIONS
For the period ended June 30, 2021, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$ –	$ –	$25,363,359	$32,965,067
Moderate Allocation	–	–	28,258,096	31,815,657
Aggressive Allocation	–	–	7,765,201	8,505,288
Core Bond	10,410,446	12,260,012	13,299,949	15,942,925
High Income	–	–	5,592,187	5,856,510
Diversified Income	12,548,898	6,856,287	37,657,822	56,111,895
Large Cap Value	–	–	49,829,809	61,824,858
Large Cap Growth	–	–	16,183,211	31,617,292
Mid Cap	–	–	19,778,142	30,496,478
International Stock	–	–	30,731,168	33,313,674
Madison Target Retirement 2020			44,325,001	50,304,053
Madison Target Retirement 2030			91,128,204	90,858,925
Madison Target Retirement 2040			49,766,951	51,622,828
Madison Target Retirement 2050			41,251,732	40,509,356
7. DERIVATIVES
The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund’s financial position, and results of operations. As of June 30, 2021, the funds did not hold any derivatives.
8. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
The Core Bond Fund (for purposes of this Note, the “Fund”), may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. government and agency obligations, or other liquid assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. During the period ended June 30, 2021, the Fund did not enter into any futures contracts.

Ultra Series Fund|Notes to Financial Statements (unaudited) - continued|June 30, 2021
Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. During the period ended June 30, 2021, the Fund did not enter into any options on futures contracts.
9. FOREIGN SECURITIES
Each fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and/or (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Swedish Depositary Receipts (“SDRs”) and foreign money market securities. U.S. dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.
Certain of the funds have reclaimed receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in other assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectable.
10. SECURITIES LENDING

The Board of Trustees has authorized the funds, other than the USF Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to the Trust’s securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities, based upon the prior days market value for securities loaned. The loaned securities and collateral are marked to market daily to maintain collateral at 102% and 105% for non-domestic security of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

Ultra Series Fund|Notes to Financial Statements (unaudited) - continued|June 30, 2021
As of June 30, 2021, the aggregate fair value of securities on loan for the Trust was $22,822,782. Cash collateral received for such loans is reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S. treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

	Fair Value on Loan	Cash Collateral	Non-Cash Collateral
Conservative Allocation	$6,311,759	$2,665,104	$3,799,108
Moderate Allocation	8,088,238	5,008,532	3,288,147
Aggressive Allocation	6,109,507	3,132,486	3,132,050
Core Bond	566,471	576,063	_
High Income	613,545	626,970	_
Diversified Income	579,479	589,388	_
International Stock	553,783	511,609	69,453
* Collateral represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.
The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

Remaining Contractual Maturity of the Agreements As of June 30, 2021
Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Conservative Allocation
Government Money Market	$2,665,104	$ –	$ –	$ –	$2,665,104
Total Borrowings	$2,665,104	$ –	$ –	$ –	$2,665,104
Gross amount of recognized liabilities for securities lending transactions					$2,665,104
Moderate Allocation
Government Money Market	$5,008,532	$ –	$ –	$ –	$5,008,532
Total Borrowings	$5,008,532	$ –	$ –	$ –	$5,008,532
Gross amount of recognized liabilities for securities lending transactions					$5,008,532
Aggressive Allocation
Government Money Market	$3,132,486	$ –	$ –	$ –	$3,132,486
Total Borrowings	$3,132,486	$ –	$ –	$ –	$3,132,486
Gross amount of recognized liabilities for securities lending transactions					$3,132,486
Core Bond
Government Money Market	$ 576,063	$ –	$ –	$ –	$ 576,063
Total Borrowings	$ 576,063	$ –	$ –	$ –	$ 576,063
Gross amount of recognized liabilities for securities lending transactions					$ 576,063
High Income
Government Money Market	$ 626,970	$ –	$ –	$ –	$ 626,970
Total Borrowings	$ 626,970	$ –	$ –	$ –	$ 626,970
Gross amount of recognized liabilities for securities lending transactions					$ 626,970
Diversified Income
Government Money Market	$ 589,388	$ –	$ –	$ –	$ 589,388
Total Borrowings	$ 589,388	$ –	$ –	$ –	$ 589,388
Gross amount of recognized liabilities for securities lending transactions					$ 589,388
International Stock
Government Money Market	$ 511,609	$ –	$ –	$ –	$ 511,609
Total Borrowings	$ 511,609	$ –	$ –	$ –	$ 511,609
Gross amount of recognized liabilities for securities lending transactions					$ 511,609

(1) Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Ultra Series Fund|Notes to Financial Statements (unaudited) - continued|June 30, 2021
11. FEDERAL INCOME TAX INFORMATION
It is each fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.
The funds have not recorded any liabilities for material unrecognized tax benefits as of June 30, 2021. It is each fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2017 through December 31, 2020.
For federal income tax purposes, the Funds listed below have capital loss carryforwards as of December 31, 2020, which are available to offset future capital gains, if any, realized through the fiscal year listed:

	No Expiration Date
Fund	Short-Term	Long-Term
High Income	$ 571,148	$2,023,861
Large Cap Value	17,297,841	–
International Stock	2,413,317	2,244,255
At June 30, 2021, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$13,943,422	$ 853,260	$13,090,162
Moderate Allocation	29,425,392	636,305	28,789,087
Aggressive Allocation	11,381,048	127,619	11,253,429
Core Bond	7,013,233	468,639	6,544,594
High Income	672,069	100,367	571,702
Diversified Income	61,952,330	1,010,074	60,942,256
Large Cap Value	60,474,996	969,105	59,505,891
Large Cap Growth	92,742,834	1,298,757	91,444,077
Mid Cap	88,007,416	1,272,190	86,735,226
International Stock	2,108,391	1,607,868	500,523
Madison Target Retirement 2020	1,045,376	46,375	999,001
Madison Target Retirement 2030	6,813,710	229,896	6,583,814
Madison Target Retirement 2040	4,806,064	107,855	4,698,209
Madison Target Retirement 2050	4,078,548	85,439	3,993,109

12. CAPITAL SHARES AND AFFILIATED OWNERSHIP
All capital shares outstanding at June 30, 2021, are owned by separate investment accounts and/or pension plans of CMFG Life Insurance Company.
The Target Allocation Funds invest in Underlying Funds, including the Madison Funds (the “Affiliated Underlying Funds”), which may be deemed to be under common control because of the same or investment adviser and membership in a common family of investment companies. Madison Funds’ historical financial information is available to you at no cost on the

Ultra Series Fund|Notes to Financial Statements (unaudited) - continued|June 30, 2021
SEC’s website at www.sec.gov, by calling 1-800-877-6089 or by visiting the Madison Funds’ website at www.madisonfunds.com. A summary of the transactions with each Affiliated Underlying Fund during the period ended June 30, 2021 follows:

Fund/Underlying Fund	Beginning Value as of 12/31/2020	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 6/30/2021	Shares	Dividend Income	Distributions Received[1]
Conservative Allocation Fund
Madison Core Bond Fund Class Y2	$38,943,656	$ –	$(37,108,924)	$ –	$(1,834,732)	$ –	–	$109,602	–
Madison Core Bond Fund Class I	–	38,108,924	–	–	1,005,143	39,114,067	3,750,150	238,513	–
Madison Dividend Income Fund Class I3	6,675,501	30,134	–	–	786,774	7,492,409	227,318	58,067	–
Madison Investors Fund Class R6[4]	9,028,923	–	–	(678)	1,072,771	10,101,016	364,657	–	–
Madison Mid Cap Fund Class R6[4]	1,312,662	–	(1,340,783)	459,368	(431,247)	-	–	–	–
Totals	$55,960,742	$38,139,058	$(38,449,707)	$458,690	$598,709	$56,707,492		$406,182	–

Moderate Allocation Fund
Madison Core Bond Fund Class Y2	$26,537,385	$ –	$(24,350,584)	$ –	$(2,186,801)	$ –	-	$ 74,687	–
Madison Core Bond Fund Class I	–	25,000,584	–	-	1,621,159	26,621,743	2,552,420	162,442	–
Madison Dividend Income Fund Class I3	14,775,394	66,698	–	-	1,741,425	16,583,517	503,141	128,523	–
Madison Investors Fund Class R6[4]	20,441,701	–	–	404	2,426,842	22,868,947	825,594	–	–

Madison Mid Cap Fund Class R6[4]	2,255,689	–	(496,229)	189,838	56,965	2,006,263	141,886	–	–
Totals	$64,010,169	$25,067,282	$(24,846,813)	$190,242	$3,659,590	$68,080,470		$365,652	–

Aggressive Allocation Fund
Madison Core Bond Fund Class Y2	$ 3,594,509	$ –	$ (3,427,252)	$ 3,340	$ (170,597)	$ –	-	$ 10,116	–
Madison Core Bond Fund Class I	–	3,532,482	–	–	91,755	3,624,237	347,482	21,641	–
Madison Dividend Income Fund Class I3	5,867,325	26,486	–	–	691,521	6,585,332	199,798	51,037	–
Madison Investors Fund Class R6[4]	7,288,139	–	–	195	865,198	8,153,532	294,351	–	–
Madison Mid Cap Fund Class R6[4]	837,481	–	(149,644)	59,148	28,313	775,298	54,830	–	–
Totals	$17,587,454	$ 3,558,968	$(3,576,896)	$ 62,683	$1,506,190	$19,138,399		$ 82,794	–

[1]	Distributions received include distributions from net investment income and from capital gains from the underlying funds.
[2]	During the six month period ended June 30, 2021, all Class Y shares were exchanged tax-free into Class I shares.
[3]	During the year ended December 31, 2020, all Class Y shares were exchanged tax-free into Class I shares.
[4]	During the year ended December 31, 2020, all Class Y shares were exchanged tax-free into Class R6 shares.

Ultra Series Fund|Notes to Financial Statements (unaudited) - continued|June 30, 2021
13. CONCENTRATION OF RISKS
Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.
Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.
The Core Bond Fund is subject to derivatives risk, which is the risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations
The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.
The Target Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the

Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.
Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

Ultra Series Fund|Notes to Financial Statements (unaudited) - concluded|June 30, 2021
The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds.
In addition to the other risks described above and in the Prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.
14. IMPACTS OF COVID-19
The global outbreak of COVID-19 has disrupted financial markets and the prolonged economic impact is uncertain. The performance of the funds’ investments depends on future developments, including the duration and spread of the outbreak and the creation, distribution and efficacy of a vaccine. Events related to COVID-19 may result in further global economic disruption and market volatility which in turn may impact the value of each of the fund’s investments.

15. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of a subsequent event that require adjustment to, or disclosure in the financial statements.

Ultra Series Fund|June 30, 2021

Other Information (unaudited)
FUND EXPENSES PAID BY SHAREHOLDERS
As a shareholder of the funds, you pay no transaction costs, but do incur ongoing costs which include, among other things, investment management fees; 12b-1 fees (Class II only); brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments; and costs of borrowing money. The examples in the table that follows are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples below are based on an investment of $1,000 invested for the six-month period ended June 30, 2021. Expenses paid during the period in the table below are equal to each fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period).
Actual Expenses
The table below provides information about actual account values using actual expenses for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	ACTUAL EXPENSES
	CLASS I				CLASS II
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation*	$1,000	$1,021.00	0.22%	$1.10	$1,019.80	0.47%	$2.35
Moderate Allocation*	1,000	1,048.20	0.22%	1.12	1,047.00	0.47%	2.39
Aggressive Allocation*	1,000	1,070.30	0.22%	1.13	1,069.00	0.47%	2.41
Core Bond	1,000	986.00	0.57%	2.81	984.80	0.82%	4.04
High Income	1,000	1,034.90	0.77%	3.88	1,033.60	1.02%	5.14
Diversified Income	1,000	1,082.20	0.72%	3.72	1,080.80	0.97%	5.00
Large Cap Value	1,000	1,125.70	0.62%	3.27	1,124.30	0.87%	4.58
Large Cap Growth	1,000	1,119.20	0.82%	4.31	1,117.80	1.07%	5.62
Mid Cap	1,000	1,125.80	0.92%	4.85	1,124.40	1.17%	6.16
International Stock	1,000	1,017.00	1.17%	5.85	1,015.70	1.42%	7.10
Target Retirement 2020	1,000	1,005.10	0.31%	1.54	N/A	N/A	N/A
Target Retirement 2030	1,000	1,045.40	0.31%	1.57	N/A	N/A	N/A
Target Retirement 2040	1,000	1,060.60	0.31%	1.58	N/A	N/A	N/A
Target Retirement 2050	1,000	1,072.10	0.30%	1.54	N/A	N/A	N/A
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Ultra Series Fund|Other Information (unaudited) - concluded|June 30, 2021

	HYPOTHETICAL EXPENSES
		CLASS I			CLASS II
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation*	$1,000	$1,023.70	0.22%	$1.10	$1,022.46	0.47%	$2.36
Moderate Allocation*	1,000	1,023.70	0.22%	1.10	1,022.46	0.47%	2.36
Aggressive Allocation*	1,000	1,023.70	0.22%	1.10	1,022.46	0.47%	2.36
Core Bond	1,000	1,021.97	0.57%	2.86	1,020.73	0.82%	4.11
High Income	1,000	1,020.98	0.77%	3.86	1,019.74	1.02%	5.11
Diversified Income	1,000	1,021.22	0.72%	3.61	1,019.98	0.97%	4.86
Large Cap Value	1,000	1,021.72	0.62%	3.11	1,020.48	0.87%	4.36
Large Cap Growth	1,000	1,020.73	0.82%	4.11	1,019.49	1.07%	5.36
Mid Cap	1,000	1,020.23	0.92%	4.61	1,018.99	1.17%	5.86
International Stock	1,000	1,018.99	1.17%	5.86	1,017.75	1.42%	7.10
Target Retirement 2020	1,000	1,023.26	0.31%	1.56	N/A	N/A	N/A
Target Retirement 2030	1,000	1,023.26	0.31%	1.56	N/A	N/A	N/A
Target Retirement 2040	1,000	1,023.26	0.31%	1.56	N/A	N/A	N/A
Target Retirement 2050	1,000	1,023.31	0.30%	1.51	N/A	N/A	N/A
* The annual expense ratio does not include the expenses of the underlying funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account fees, charges, or expenses imposed by the variable annuity or variable life insurance contracts, or retirement and pension plans that use the funds. The information provided in the hypothetical example table is useful in comparing ongoing fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees, charges or expenses were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. Form N-PORT-EX is available to shareholders at no cost by calling 1-800-877-6089or on the SEC’s website at www.sec.gov. Form N-PORT-EX may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by callng 1-800-SEC-0330.
PROXY VOTING POLICIES, PROCEDURES AND RECORDS
A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders, upon request, at no cost by calling 1-800-877-6089,or on the SEC’s website at www.sec.gov and is also located in the funds’ Statement of Additional Information. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 is available to shareholders, upon request, at no cost by calling 1-800-SEC-0330, or on the SEC’s website at www.sec.gov.
FORWARD-LOOKING STATEMENT DISCLOSURE
One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in the “Management’s Discussion of Fund Performance” are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may”, “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or after forward-looking statements as a result of new information, future events, or otherwise.
SEC File Number: 811-04815

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Item 2. Code of Ethics.
Not applicable in semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable in semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable in semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Included in report to shareholders (Item 1) above.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Included in report to shareholders (Item 1) above. Otherwise, no changes. The Trust does not normally hold shareholder meetings.
Item 11. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officers determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.
(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits.
(a) (1) Code of Ethics – See Item 2
(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act – filed herewith
(3) Not applicable
(4) There was no change in the registrant’s independent accountant for the period covered by this report
(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act – filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

/s/ Steven J. Fredricks
Steven J. Fredricks, Chief Compliance Officer
Date: August 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Patrick F. Ryan
Patrick F. Ryan, Principal Executive Officer
Date: August 26, 2021

/s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer and Principal Accounting Officer
Date: August 26, 2021